UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2004

Fidelity®

Intermediate Bond

Fund

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Changes	5	A summary of major shifts in the fund's investments over the past six months.
Investments	6	A complete list of the fund's investments with their market values.
Financial Statements	31	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	35	Notes to the financial statements.
Distributions	41

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Actual	$1,000.00	$1,032.60	$3.13
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.89	$3.11

* Expenses are equal to the Fund's annualized expense ratio of .61%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of October 31, 2004	As of April 30, 2004
U.S. Government and U.S. Government Agency Obligations38.3%	U.S. Government and U.S. Government Agency Obligations36.6%
AAA12.3%	AAA13.7%
AA6.5%	AA7.1%
A16.8%	A17.1%
BBB18.3%	BBB19.0%
BB and Below1.0%	BB and Below1.6%
Not Rated0.7%	Not Rated0.8%
Short-Term Investments and Net Other Assets6.1%	Short-Term Investments and Net Other Assets4.1%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Average Years to Maturity as of October 31, 2004
6 months ago
Years	4.0	4.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2004
6 months ago
Years	3.6	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2004*		As of April 30, 2004**
	Corporate Bonds30.6%		Corporate Bonds34.1%
	U.S. Government and U.S. Government Agency Obligations38.3%		U.S. Government and U.S. Government Agency Obligations36.6%
	Asset-Backed Securities13.1%		Asset-Backed Securities14.4%
	CMOs and Other Mortgage Related Securities10.6%		CMOs and Other Mortgage Related Securities9.1%
	Other Investments1.3%		Other Investments1.7%
	Short-Term Investments and Net Other Assets6.1%		Short-Term Investments and Net Other Assets4.1%
* Foreign investments	6.7%	** Foreign investments	7.6%
* Futures and Swaps	8.2%	** Futures and Swaps	7.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.2%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$9,470	$10,677
Automobiles - 0.6%
General Motors Corp.:
7.2% 1/15/11	22,075	23,254
8.25% 7/15/23	8,585	8,943
8.375% 7/15/33	10,535	10,963
		43,160
Media - 1.2%
AOL Time Warner, Inc.:
6.75% 4/15/11	8,800	9,903
6.875% 5/1/12	15,495	17,625
Cox Communications, Inc.:
4.625% 6/1/13	5,765	5,495
7.125% 10/1/12	7,310	8,222
7.75% 11/1/10	5,000	5,738
Hearst-Argyle Television, Inc. 7% 11/15/07	6,500	7,045
Liberty Media Corp.:
5.7% 5/15/13	16,625	16,793
7.875% 7/15/09	6,350	7,171
Walt Disney Co. 6.375% 3/1/12	9,300	10,360
		88,352
Specialty Retail - 0.1%
Boise Cascade Corp. 7.5% 2/1/08	4,790	5,346
TOTAL CONSUMER DISCRETIONARY		147,535
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
Miller Brewing Co. 4.25% 8/15/08 (c)	9,560	9,754
Food & Staples Retailing - 0.3%
Kroger Co.:
6.8% 4/1/11	6,395	7,223
8.05% 2/1/10	2,170	2,557
Safeway, Inc. 6.5% 3/1/11	12,905	14,256
		24,036
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc. 7% 11/4/13	$29,435	$30,999
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500	2,721
		33,720
TOTAL CONSUMER STAPLES		67,510
ENERGY - 2.9%
Energy Equipment & Services - 0.5%
Petronas Capital Ltd. 7% 5/22/12 (c)	29,400	33,901
Oil & Gas - 2.4%
Amerada Hess Corp.:
6.65% 8/15/11	1,815	2,028
7.375% 10/1/09	17,000	19,340
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	10,265	10,488
Duke Energy Field Services LLC 7.875% 8/16/10	10,000	11,827
Empresa Nacional de Petroleo 6.75% 11/15/12 (c)	7,914	8,860
EnCana Holdings Finance Corp. 5.8% 5/1/14	9,605	10,339
Enterprise Products Operating LP:
4.625% 10/15/09 (c)	2,790	2,819
5.6% 10/15/14 (c)	1,975	2,013
Kerr-McGee Corp. 6.875% 9/15/11	10,310	11,711
Kinder Morgan Energy Partners LP:
5.35% 8/15/07	7,500	7,862
7.125% 3/15/12	16,870	19,404
Pemex Project Funding Master Trust:
6.125% 8/15/08	17,000	18,020
7.375% 12/15/14	13,000	14,404
7.875% 2/1/09 (f)	7,850	8,831
Phillips Petroleum Co. 8.75% 5/25/10	1,405	1,741
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	9,700	11,555
Williams Companies, Inc.:
7.125% 9/1/11	10,075	11,284
7.5% 1/15/31	4,915	5,038
		177,564
TOTAL ENERGY		211,465
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - 15.2%
Capital Markets - 2.6%
Amvescap PLC yankee 6.6% 5/15/05	$4,000	$4,079
Bank of New York Co., Inc. 3.4% 3/15/13 (f)	9,150	8,987
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	10,115	10,465
Goldman Sachs Group LP 7.2% 11/1/06 (c)	7,300	7,864
Goldman Sachs Group, Inc.:
5.25% 10/15/13	10,750	11,005
5.7% 9/1/12	18,260	19,449
6.6% 1/15/12	9,455	10,623
Legg Mason, Inc. 6.75% 7/2/08	17,000	18,766
Lehman Brothers Holdings, Inc. 7% 2/1/08	12,790	14,125
Merrill Lynch & Co., Inc. 4.125% 1/15/09	20,242	20,520
Morgan Stanley:
3.625% 4/1/08	14,340	14,419
3.875% 1/15/09	4,410	4,433
4.75% 4/1/14	20,195	19,784
NationsBank Corp. 6.375% 2/15/08	5,000	5,456
Scotland International Finance No. 2 BV:
4.25% 5/23/13 (c)	5,250	5,103
yankee 7.7% 8/15/10 (c)	8,000	9,412
State Street Corp. 7.65% 6/15/10	3,000	3,573
		188,063
Commercial Banks - 3.1%
Banc One Corp. 7.6% 5/1/07	10,000	11,069
Bank of America Corp. 7.4% 1/15/11	12,530	14,680
Bank One NA, Chicago 3.7% 1/15/08	15,600	15,746
Chase Manhattan Corp. 7.25% 6/1/07	6,303	6,918
Corporacion Andina de Fomento 5.2% 5/21/13	5,145	5,227
Den Danske Bank Group AS yankee 7.25% 6/15/05 (c)	10,670	10,990
Export-Import Bank of Korea:
4.125% 2/10/09 (c)	3,485	3,519
5.25% 2/10/14 (c)	13,150	13,628
First Union Corp. 6.4% 4/1/08	5,000	5,470
First Union National Bank, North Carolina 7.8% 8/18/10	10,000	11,837
Fleet Financial Group, Inc. 7.125% 4/15/06	1,595	1,694
Key Bank NA 7% 2/1/11	11,045	12,606
Korea Development Bank:
3.875% 3/2/09	15,040	15,042
4.25% 11/13/07	3,080	3,149
5.75% 9/10/13	9,625	10,415
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	$7,000	$7,678
National Australia Bank Ltd. yankee 6.6% 12/10/07	10,000	10,928
PNC Funding Corp.:
5.75% 8/1/06	6,925	7,252
7.5% 11/1/09	9,580	11,074
Swiss Bank Corp. 6.75% 7/15/05	4,000	4,120
U.S. Bank NA, Minnesota 5.7% 12/15/08	15,750	16,943
Union Planters National Bank, Memphis 5.125% 6/15/07	5,145	5,427
Wachovia Corp. 4.875% 2/15/14	6,015	6,057
Wells Fargo & Co. 4% 9/10/12 (f)	5,735	5,812
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	4,000	4,709
		221,990
Consumer Finance - 3.6%
American General Finance Corp. 4.625% 5/15/09	14,430	14,826
Capital One Bank 5% 6/15/09	8,375	8,702
Ford Motor Credit Co.:
7% 10/1/13	35,000	36,962
7.875% 6/15/10	13,600	15,091
General Electric Capital Corp.:
6% 6/15/12	44,700	49,078
6.125% 2/22/11	18,700	20,673
General Motors Acceptance Corp. 6.875% 9/15/11	21,570	22,454
Household Finance Corp.:
5.875% 2/1/09	5,265	5,694
6.375% 10/15/11	30,080	33,549
7% 5/15/12	6,375	7,365
Household International, Inc. 8.875% 2/15/08	12,875	13,826
MBNA America Bank NA 6.625% 6/15/12	7,275	8,137
MBNA Corp.:
6.125% 3/1/13	3,000	3,246
6.25% 1/17/07	6,538	6,947
SLM Corp. 4% 1/15/09	12,000	12,066
		258,616
Diversified Financial Services - 1.5%
Alliance Capital Management LP 5.625% 8/15/06	7,995	8,361
Allstate Life Global Funding II 4.25% 9/10/08 (c)	6,525	6,660
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (c)	3,625	3,858
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (c)	$7,335	$7,616
7.45% 11/24/33 (c)	5,300	5,543
International Lease Finance Corp. 4.375% 11/1/09	11,915	11,943
J.P. Morgan Chase & Co.:
5.75% 1/2/13	12,250	13,104
6.75% 2/1/11	16,015	18,069
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	9,565	9,953
Prime Property Funding II 6.25% 5/15/07 (c)	12,100	12,944
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	10,500	11,515
		109,566
Insurance - 1.2%
Aegon NV 4.75% 6/1/13	13,180	13,161
Hartford Financial Services Group, Inc. 4.625% 7/15/13	3,655	3,571
MetLife, Inc. 3.911% 5/15/05	14,100	14,212
Monumental Global Funding II 3.85% 3/3/08 (c)	415	424
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	9,200	9,732
Principal Life Global Funding I:
2.8% 6/26/08 (c)	7,500	7,350
6.25% 2/15/12 (c)	10,600	11,701
Prudential Financial, Inc. 4.104% 11/15/06	7,405	7,541
St. Paul Travelers Companies, Inc. 8.125% 4/15/10	8,475	9,975
Travelers Property Casualty Corp. 5% 3/15/13	4,170	4,146
		81,813
Real Estate - 2.3%
Arden Realty LP:
5.2% 9/1/11	5,680	5,781
8.875% 3/1/05	12,465	12,715
Boston Properties, Inc. 6.25% 1/15/13	12,350	13,436
Brandywine Operating Partnership LP 4.5% 11/1/09	17,825	17,784
BRE Properties, Inc. 5.75% 9/1/09	5,000	5,317
Camden Property Trust 5.875% 11/30/12	8,440	8,952
CarrAmerica Realty Corp. 3.625% 4/1/09	14,990	14,592
CenterPoint Properties Trust 5.75% 8/15/09	6,540	7,016
Developers Diversified Realty Corp. 4.625% 8/1/10	11,640	11,670
EOP Operating LP:
4.65% 10/1/10	10,000	10,157
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
EOP Operating LP: - continued
4.75% 3/15/14	$10,730	$10,432
7% 7/15/11	1,750	1,983
Heritage Property Investment Trust, Inc. 5.125% 4/15/14	12,250	11,939
ProLogis 5.5% 3/1/13	7,075	7,367
Simon Property Group LP 4.875% 8/15/10 (c)	15,080	15,376
Spieker Properties LP 7.25% 5/1/09	11,700	13,196
		167,713
Thrifts & Mortgage Finance - 0.9%
Abbey National PLC 6.69% 10/17/05	3,280	3,393
Countrywide Home Loans, Inc. 4% 3/22/11	16,800	16,369
Independence Community Bank Corp. 3.75% 4/1/14 (f)	6,340	6,181
Washington Mutual, Inc.:
4.375% 1/15/08	15,820	16,233
4.625% 4/1/14	25,000	24,084
		66,260
TOTAL FINANCIALS		1,094,021
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.4%
Bombardier, Inc.:
6.3% 5/1/14 (c)	10,715	9,611
7.45% 5/1/34 (c)	1,020	894
Northrop Grumman Corp. 4.079% 11/16/06	8,300	8,447
Raytheon Co. 8.3% 3/1/10	4,825	5,787
		24,739
Airlines - 0.2%
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	14,855	14,073
Road & Rail - 0.1%
Norfolk Southern Corp. 6% 4/30/08	9,250	10,010
TOTAL INDUSTRIALS		48,822
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
SunGard Data Systems, Inc. 3.75% 1/15/09	5,150	5,044
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - 0.6%
Chemicals - 0.1%
Lubrizol Corp.:
4.625% 10/1/09	$5,105	$5,155
5.5% 10/1/14	2,380	2,400
		7,555
Containers & Packaging - 0.3%
Sealed Air Corp.:
5.625% 7/15/13 (c)	12,555	12,924
6.95% 5/15/09 (c)	5,315	5,886
		18,810
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco):
5.5% 10/15/13 (c)	1,370	1,429
6.375% 11/30/12 (c)	7,265	8,049
		9,478
Paper & Forest Products - 0.1%
International Paper Co.:
4.25% 1/15/09	2,590	2,614
5.5% 1/15/14	6,510	6,718
		9,332
TOTAL MATERIALS		45,175
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.6%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	5,520	5,964
AT&T Broadband Corp. 8.375% 3/15/13	13,123	16,101
BellSouth Corp.:
4.2% 9/15/09	9,835	9,929
5.2% 9/15/14	32,925	33,588
British Telecommunications PLC 8.375% 12/15/10	11,580	14,052
Deutsche Telekom International Finance BV:
8.5% 6/15/10	18,180	21,903
8.75% 6/15/30	6,705	8,848
France Telecom SA 8.75% 3/1/11	14,795	17,769
Koninklijke KPN NV yankee 8% 10/1/10	16,667	19,946
KT Corp. 5.875% 6/24/14 (c)	6,200	6,650
SBC Communications, Inc.:
4.125% 9/15/09	15,000	15,075
5.875% 2/1/12	22,365	24,133
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 8.375% 3/15/12	$12,500	$15,341
Telecom Italia Capital 4.95% 9/30/14 (c)	10,080	10,002
Telefonica Europe BV 7.75% 9/15/10	9,070	10,752
Verizon Global Funding Corp. 7.25% 12/1/10	23,388	27,281
		257,334
Wireless Telecommunication Services - 0.5%
America Movil SA de CV:
4.125% 3/1/09	6,695	6,589
5.5% 3/1/14	6,040	5,936
AT&T Wireless Services, Inc. 7.875% 3/1/11	19,630	23,385
		35,910
TOTAL TELECOMMUNICATION SERVICES		293,244
UTILITIES - 3.6%
Electric Utilities - 2.5%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,645	9,027
DTE Energy Co. 7.05% 6/1/11	21,215	24,111
Duke Capital LLC:
4.37% 3/1/09	8,965	9,090
6.25% 2/15/13	10,545	11,441
Exelon Corp. 6.75% 5/1/11	9,070	10,220
Exelon Generation Co. LLC 5.35% 1/15/14	9,500	9,785
FirstEnergy Corp.:
5.5% 11/15/06	5,640	5,869
6.45% 11/15/11	1,300	1,424
FPL Group Capital, Inc.:
3.25% 4/11/06	4,425	4,455
7.375% 6/1/09	1,750	2,007
7.625% 9/15/06	2,695	2,920
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	5,200	5,328
5.875% 10/1/12	7,670	8,208
Monongahela Power Co. 5% 10/1/06	6,860	7,043
Niagara Mohawk Power Corp. 8.875% 5/15/07	2,485	2,806
Oncor Electric Delivery Co. 6.375% 5/1/12	6,987	7,752
PPL Electric Utilities Corp. 6.25% 8/15/09	7,070	7,775
Progress Energy, Inc. 7.1% 3/1/11	24,500	27,786
Public Service Co. of Colorado 5.5% 4/1/14	13,045	13,873
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.:
4.65% 4/1/15	$825	$814
5% 1/15/14	690	707
Southwestern Public Service Co. 5.125% 11/1/06	3,000	3,115
		175,556
Gas Utilities - 0.5%
Consolidated Natural Gas Co. 6.85% 4/15/11	10,165	11,502
NiSource Finance Corp. 7.875% 11/15/10	14,337	17,018
Texas Eastern Transmission Corp. 7.3% 12/1/10	6,295	7,260
		35,780
Multi-Utilities & Unregulated Power - 0.6%
Constellation Energy Group, Inc.:
6.35% 4/1/07	8,690	9,299
7% 4/1/12	10,700	12,240
Dominion Resources, Inc.:
6.25% 6/30/12	16,865	18,496
8.125% 6/15/10	4,050	4,821
		44,856
TOTAL UTILITIES		256,192
TOTAL NONCONVERTIBLE BONDS (Cost $2,081,001)		2,169,008
U.S. Government and Government Agency Obligations - 26.4%

U.S. Government Agency Obligations - 7.9%
Fannie Mae:
2.5% 6/15/06	73,500	73,322
3.125% 3/16/09	110,800	108,328
3.25% 8/15/08	8,900	8,877
3.25% 2/15/09	19,591	19,420
5.25% 8/1/12	6,100	6,380
5.5% 3/15/11	44,645	48,417
6% 5/15/11	47,960	53,377
6.25% 2/1/11	127,730	141,822
Financing Corp. - coupon STRIPS 0% 10/5/05	1,000	978
Freddie Mac:
2.375% 2/15/07	24,430	24,163
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
3.625% 9/15/08	$15,650	$15,819
5% 1/30/14	23,200	23,364
5% 7/15/14	16,545	17,195
5.85% 2/21/06	2,425	2,527
5.875% 3/21/11	3,420	3,738
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1993-D, 5.23% 5/15/05	372	375
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	553	580
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	8,870	9,869
Series 1998-196A, 5.926% 6/15/05	1,678	1,700
State of Israel (guaranteed by U.S. Government through Agency for International Development) 5.89% 8/15/05	2,917	2,981
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	3,715	3,846
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		567,078
U.S. Treasury Inflation Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	123,067	127,567
U.S. Treasury Obligations - 16.7%
U.S. Treasury Bonds 12% 8/15/13	115,350	151,843
U.S. Treasury Notes:
3.125% 5/15/07 (e)	482,615	487,516
3.125% 4/15/09 (b)	542,170	540,711
6.5% 2/15/10	17,215	19,807
TOTAL U.S. TREASURY OBLIGATIONS		1,199,877
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,865,358)		1,894,522
U.S. Government Agency - Mortgage Securities - 8.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 6.6%
4.5% 11/1/19 (d)	$18,500	$18,535
5% 12/1/17 to 8/1/18	91,864	93,880
5.5% 9/1/14 to 12/1/33	177,735	184,302
6.5% 10/1/10 to 2/1/33	129,154	136,252
6.5% 11/1/19 (d)	34,567	36,662
7% 7/1/25 to 2/1/32	482	513
7.5% 8/1/13 to 8/1/29	2,534	2,726
12.5% 3/1/15 to 8/1/15	33	38
TOTAL FANNIE MAE		472,908
Freddie Mac - 1.5%
4% 11/18/19 (d)	100,000	98,219
7% 9/1/06 to 7/1/13	2,419	2,560
7.5% 4/1/07 to 1/1/33	3,662	3,897
8.5% 6/1/13	4	4
TOTAL FREDDIE MAC		104,680
Government National Mortgage Association - 0.7%
7% 3/15/26 to 11/15/32	37,422	39,966
7% 11/1/34 (d)	3,693	3,940
7.5% 3/15/28	31	34
8% 7/15/17 to 8/15/30	7,804	8,551
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		52,491
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $623,895)		630,079
Asset-Backed Securities - 8.7%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	10,551	10,488
ACE Securities Corp.:
Series 2003-HE1 Class A2, 2.3425% 11/25/33 (f)	5,943	5,953
Series 2004-HE1:
Class M1, 2.4325% 2/25/34 (f)	2,700	2,700
Class M2, 3.0325% 2/25/34 (f)	3,053	3,054
AESOP Funding II LLC Series 2002-1A Class A1, 3.85% 10/20/06 (c)	8,800	8,893
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
American Express Credit Account Master Trust:
Series 2004-1 Class B, 2.12% 9/15/11 (f)	$7,275	$7,290
Series 2004-C Class C, 2.37% 2/15/12 (c)(f)	13,575	13,574
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	6,005	6,092
Series 2002-EM Class A4A, 3.67% 6/8/09	6,800	6,871
Series 2003-BX Class A4B, 2.22% 1/6/10 (f)	5,175	5,207
Series 2004-1:
Class A3, 3.22% 7/6/08	5,110	5,130
Class B, 3.7% 1/6/09	865	871
Class C, 4.22% 7/6/09	925	936
Class D, 5.07% 7/6/10	6,515	6,617
Ameriquest Mortgage Securities, Inc.:
Series 2003-3 Class M1, 2.7325% 3/25/33 (f)	8,015	8,040
Series 2004-R2:
Class M1, 2.3625% 4/25/34 (f)	1,525	1,525
Class M2, 2.4125% 4/25/34 (f)	1,175	1,175
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 2.2625% 6/25/32 (f)	2,110	2,110
Argent Securities, Inc. Series 2004-W7:
Class M1, 2.4825% 5/25/34 (f)	4,965	4,965
Class M2, 2.5325% 5/25/34 (f)	4,035	4,035
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7 Class A3, 2.23% 12/15/33 (f)	10,335	10,342
Bank One Issuance Trust:
Series 2002-B1 Class B1, 2.25% 12/15/09 (f)	6,625	6,654
Series 2002-C1 Class C1, 2.83% 12/15/09 (f)	9,450	9,564
Series 2004-B2 Class B2, 4.37% 4/15/12	23,000	23,503
Bayview Financial Asset Trust Series 2000-F Class A, 2.4588% 9/28/43 (f)	12,004	12,028
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.4088% 2/28/44 (f)	9,854	9,863
Capital One Auto Finance Trust Series 2002-C Class A4, 3.44% 6/15/09	8,000	8,079
Capital One Master Trust Series 2002-3A Class B, 4.55% 2/15/08	20,000	20,123
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 2.55% 7/15/08 (f)	15,625	15,681
Series 2003-B2 Class B2, 3.5% 2/17/09	9,305	9,370
Series 2003-B4 Class B4, 2.67% 7/15/11 (f)	8,520	8,667
Series 2004-6 Class B, 4.15% 7/16/12	13,275	13,275
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 3.1325% 7/26/34 (f)	2,851	2,851
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Chase Credit Card Master Trust Series 2003-6 Class B, 2.22% 2/15/11 (f)	$12,685	$12,764
Citibank Credit Card Issuance Trust:
Series 2002-C1 Class C1, 2.7% 2/9/09 (f)	15,900	16,103
Series 2003-C1 Class C1, 3.14% 4/7/10 (f)	25,180	25,741
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.4325% 5/25/34 (f)	6,450	6,450
Series 2004-3 Class M1, 2.4325% 6/25/34 (f)	1,800	1,802
CS First Boston Mortgage Securities Corp. Series 2004-FRE1 Class A2, 2.2825% 4/25/34 (f)	8,410	8,410
Discover Card Master Trust I Series 2003-4 Class B1, 2.2% 5/16/11 (f)	10,685	10,723
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 2.6125% 11/25/33 (f)	1,800	1,813
Class M2, 3.6825% 11/25/33 (f)	1,000	1,022
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.4825% 3/25/34 (f)	500	500
Class M4, 2.8325% 3/25/34 (f)	375	375
Class M6, 3.1825% 3/25/34 (f)	475	473
First USA Secured Note Trust Series 2001-3 Class C, 2.94% 11/19/08 (c)(f)	15,575	15,685
Fremont Home Loan Trust Series 2004-A:
Class M1, 2.4825% 1/25/34 (f)	5,569	5,569
Class M2, 3.0825% 1/25/34 (f)	6,475	6,475
GS Mortgage Securities Corp.:
Series 2002-HE Class M1, 3.0613% 11/20/32 (f)	4,445	4,550
5.5% 11/25/32 (c)	3,605	3,601
GSAMP Trust Series 2004-FM2:
Class M1, 2.4325% 1/25/34 (f)	4,250	4,250
Class M2, 3.0325% 1/25/34 (f)	1,800	1,800
Class M3, 3.2325% 1/25/34 (f)	1,800	1,800
Home Equity Asset Trust:
Series 2002-4 Class M2, 3.9825% 3/25/33 (f)	2,300	2,332
Series 2003-2:
Class A2, 2.3125% 8/25/33 (f)	1,397	1,399
Class M1, 2.8125% 8/25/33 (f)	3,840	3,882
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (c)	198	198
Series 2003-2N Class A, 8% 9/27/33 (c)	771	775
Series 2003-3N Class A, 8% 9/27/33 (c)	777	783
Series 2003-5N Class A, 7.5% 1/27/34 (c)	349	351
Household Home Equity Loan Trust:
Series 2003-1 Class M, 2.4413% 10/20/32 (f)	1,866	1,871
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Household Home Equity Loan Trust: - continued
Series 2003-2 Class M, 2.49% 9/20/33 (f)	$2,887	$2,895
Series 2004-1 Class M, 2.43% 9/20/33 (f)	5,340	5,340
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 3.12% 9/15/09 (f)	8,265	8,341
Long Beach Mortgage Loan Trust Series 2004-2:
Class M1, 2.4625% 6/25/34 (f)	5,225	5,220
Class M2, 3.0125% 6/25/34 (f)	3,400	3,404
MBNA Credit Card Master Note Trust:
Series 2002-B1 Class B1, 5.15% 7/15/09	15,000	15,598
Series 2002-B4 Class B4, 2.37% 3/15/10 (f)	6,335	6,386
Series 2003-B2 Class B2, 2.26% 10/15/10 (f)	1,805	1,815
Series 2003-B3 Class B3, 2.245% 1/18/11 (f)	8,830	8,854
Series 2003-B5 Class B5, 2.24% 2/15/11 (f)	12,980	13,072
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.4325% 7/25/34 (f)	2,625	2,625
Class M2, 2.4825% 7/25/34 (f)	450	450
Class M3, 2.8825% 7/25/34 (f)	955	955
Class M4, 3.0325% 7/25/34 (f)	650	650
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-HE1:
Class A1, 2.3825% 7/25/34 (f)	7,362	7,368
Class M1, 2.6325% 7/25/34 (f)	3,105	3,115
Series 2003-OPT1 Class M1, 2.5825% 7/25/34 (f)	6,775	6,801
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 4.0325% 11/25/32 (f)	3,485	3,587
Series 2003-HE1 Class M2, 3.8325% 5/25/33 (f)	1,925	1,954
Series 2003-NC5 Class M2, 3.9325% 4/25/33 (f)	3,450	3,519
Series 2003-NC7:
Class M1, 2.6325% 6/25/33 (f)	2,655	2,666
Class M2, 3.7825% 6/25/33 (f)	1,490	1,514
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.9325% 1/25/32 (f)	6,765	6,854
Series 2002-NC3 Class A3, 2.2725% 8/25/32 (f)	1,567	1,567
Series 2002-NC5 Class M3, 3.7325% 10/25/32 (f)	1,355	1,382
Series 2003-NC2 Class M2, 3.9325% 2/25/33 (f)	3,625	3,706
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(f)(h)	10,160	3,922
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	10,350	5,805
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.3625% 1/25/33 (f)	4,903	4,912
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	$12,395	$12,380
Prime Credit Card Master Trust Series 2000-1 Class A, 6.7% 10/15/09	21,250	22,126
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	6,054	5,992
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.2925% 2/25/34 (f)	1,950	1,949
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.32% 3/15/11 (c)(f)	8,835	8,843
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.3625% 9/25/34 (f)	7,146	7,164
Series 2003-6HE Class A1, 2.4025% 11/25/33 (f)	4,552	4,564
Series 2004-1HE Class A1, 2.4425% 2/25/35 (c)(f)	5,774	5,783
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	11,375	11,455
WFS Financial Owner Trust Series 2004-3 Class A4, 3.93% 2/17/12	13,280	13,453
TOTAL ASSET-BACKED SECURITIES (Cost $621,255)		625,009
Collateralized Mortgage Obligations - 2.0%

Private Sponsor - 1.1%
Adjustable Rate Mortgage Trust floater Series 2004-1 Class 9A2, 2.3325% 1/25/34 (f)	9,196	9,193
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR3 Class 6A2, 2.3025% 4/25/34 (f)	5,224	5,234
Series 2004-AR6 Class 9A2, 2.3025% 10/25/34 (f)	7,738	7,746
Series 2003-TFLA Class F, 2.4433% 4/15/13 (c)(f)	5,095	5,131
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2587% 8/25/17 (f)	11,213	11,669
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	79,825	1,196
Series 2003-G Class XA1, 1% 1/25/29 (h)	70,955	1,104
Series 2003-H Class XA1, 1% 1/25/29 (c)(h)	61,804	970
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	9,566	9,958
Series 2004-SL2 Class A1, 6.5% 10/25/16	2,529	2,614
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 3.3081% 6/10/35 (c)(f)	$4,120	$4,195
Class B4, 3.5081% 6/10/35 (c)(f)	3,687	3,753
Class B5, 4.1081% 6/10/35 (c)(f)	2,518	2,571
Class B6, 4.6081% 6/10/35 (c)(f)	1,492	1,523
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 2.3825% 6/25/33 (c)(f)	8,169	8,195
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (c)(h)	270,402	2,767
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	2,248	2,324
Series 2004-RA2 Class 2A, 7% 7/25/33	4,280	4,443
TOTAL PRIVATE SPONSOR		84,586
U.S. Government Agency - 0.9%
Fannie Mae planned amortization class:
Series 1993-206 Class KA, 6.5% 12/25/22	1,717	1,721
Series 1994-63 Class PH, 7% 6/25/23	1,208	1,213
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2002-64 Class PC, 5.5% 12/25/26	5,303	5,390
Series 2002-73 Class QC, 5.5% 1/25/26	13,146	13,701
sequential pay Series 2002-36 Class VG, 6.5% 3/25/13	15,084	15,168
Freddie Mac sequential pay Series 2516 Class AH, 5% 1/15/16	3,322	3,393
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2489 Class PD, 6% 2/15/31	13,511	13,789
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8703% 10/16/23 (f)	1,895	2,042
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2002-47 Class VA, 6.5% 4/20/13	6,583	6,669
TOTAL U.S. GOVERNMENT AGENCY		63,086
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $147,529)		147,672
Commercial Mortgage Securities - 7.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	$4,660	$4,858
Series 1997-D5 Class PS1, 1.7348% 2/14/43 (f)(h)	100,668	5,788
Banc of America Commercial Mortgage, Inc.:
sequential pay:
Series 2004-2 Class A3, 4.05% 11/10/38	6,527	6,494
Series 2004-4 Class A3, 4.087% 7/10/42	7,860	7,940
Series 2003-2 Class XP, 0.5862% 3/11/41 (c)(f)(h)	197,060	2,684
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 2.19% 11/15/15 (c)(f)	6,740	6,741
Class C, 2.34% 11/15/15 (c)(f)	1,385	1,392
Class D, 2.42% 11/15/15 (c)(f)	2,155	2,168
Class F, 2.77% 11/15/15 (c)(f)	1,535	1,547
Class H, 3.27% 11/15/15 (c)(f)	1,385	1,394
Class J, 3.82% 11/15/15 (c)(f)	1,430	1,451
Class K, 4.47% 11/15/15 (c)(f)	1,290	1,304
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 2.2925% 4/25/34 (c)(f)	9,056	9,027
Class B, 3.8325% 4/25/34 (c)(f)	1,049	1,046
Class M1, 2.4925% 4/25/34 (c)(f)	858	856
Class M2, 3.1325% 4/25/34 (c)(f)	763	762
Series 2004-2:
Class A, 2.3625% 8/25/34 (c)(f)	8,307	8,315
Class M1, 2.5125% 8/25/34 (c)(f)	2,682	2,681
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(h)	95,806	6,438
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-ESA Class A2, 2.2075% 5/14/16 (c)(f)	7,760	7,763
Series 2003-PWR2 Class X2, 0.8574% 5/11/39 (c)(f)(h)	130,372	3,693
Series 2003-T12 Class X2, 0.9242% 8/13/39 (c)(f)(h)	92,965	2,705
Series 2004-ESA:
Class C, 4.937% 5/14/16 (c)	970	1,003
Class D, 4.986% 5/14/16 (c)	1,650	1,705
Class E, 5.064% 5/14/16 (c)	5,120	5,283
Class F, 5.182% 5/14/16 (c)	1,230	1,269
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6887% 5/15/35 (c)(f)(h)	123,732	7,172
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Chase Commercial Mortgage Securities Corp.:
sequential pay Series 1999-2 Class A1, 7.032% 1/15/32	$5,256	$5,652
Series 1999-2:
Class E, 7.734% 1/15/32	4,010	4,579
Class F, 7.734% 1/15/32	2,170	2,438
COMM:
floater:
Series 2000-FL3A Class C, 2.63% 11/15/12 (c)(f)	2,490	2,489
Series 2002-FL7 Class D, 2.44% 11/15/14 (c)(f)	3,050	3,055
Series 2003-FL9 Class B, 2.37% 11/15/15 (c)(f)	11,980	12,007
sequential pay Series 1999-1 Class A2, 6.455% 5/15/32	11,760	12,869
Series 2004-LBN2 Class X2, 1.2761% 3/10/39 (c)(f)(h)	20,953	934
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A2, 7.546% 11/17/32 (f)	11,450	13,135
Commercial Mortgage Pass Through Certificates floater Series 2004-HTL1:
Class B, 2.32% 7/15/16 (c)(f)	700	700
Class D, 2.42% 7/15/16 (c)(f)	1,590	1,591
Class E, 2.62% 7/15/16 (c)(f)	1,135	1,135
Class F, 2.67% 7/15/16 (c)(f)	1,200	1,200
Class H, 3.17% 7/15/16 (c)(f)	3,485	3,485
Class J, 3.32% 7/15/16 (c)(f)	1,340	1,340
Class K, 4.22% 7/15/16 (c)(f)	1,505	1,502
Commercial Mortgage pass thru certificates:
floater Series 2004-CNL:
Class B, 2.2581% 9/15/14 (c)(f)	2,290	2,291
Class D, 2.4981% 9/15/14 (c)(f)	710	710
Class E, 2.5581% 9/15/14 (c)(f)	960	961
Class F, 2.6581% 9/15/14 (c)(f)	755	755
Class G, 2.8381% 9/15/14 (c)(f)	1,725	1,726
Class H, 2.9381% 9/15/14 (c)(f)	1,835	1,836
Class J, 3.4581% 9/15/14 (c)(f)	630	630
Class K, 3.8581% 9/15/14 (c)(f)	990	991
Class L, 4.0581% 9/15/14 (c)(f)	795	795
Series 2004-CNL Class X1, 2.1179% 9/15/14 (c)(f)(h)	128,590	3,922
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (c)	5,534	5,852
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.:
floater:
Series 2002-TFLA Class C, 2.4488% 11/18/12 (c)(f)	$4,615	$4,620
Series 2003-TF2A:
Class A2, 2.19% 11/15/14 (c)(f)	12,150	12,152
Class C, 2.42% 11/15/14 (c)(f)	1,410	1,415
Class E, 2.82% 11/15/14 (c)(f)	1,130	1,136
Class H, 3.77% 11/15/14 (c)(f)	1,395	1,402
Class K, 4.97% 11/15/14 (c)(f)	2,090	2,106
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	14,495	15,811
Series 1999-C1 Class A2, 7.29% 9/15/41	11,400	12,978
Series 2001-CK3 Class A2, 6.04% 6/15/34	11,900	12,343
Series 2001-CKN5 Class AX, 1.2264% 9/15/34 (c)(f)(h)	116,248	7,904
Series 2003-C4 Class ASP, 0.7811% 8/15/36 (c)(f)(h)	106,727	2,209
Series 2003-TFLA Class G, 2.4433% 4/15/13 (c)(f)	2,630	2,544
Series 2004-C1 Class ASP, 1.2147% 1/15/37 (c)(f)(h)	102,870	4,309
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	13,915	15,478
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	7,630	7,957
Equitable Life Assurance Society of the United States sequential pay Series 174 Class A1, 7.24% 5/15/06 (c)	6,000	6,357
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	3,258	3,507
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.7804% 5/15/33 (c)(f)(h)	94,535	3,829
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (c)	7,041	7,275
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2003-87 Class C, 5.3182% 8/16/32 (f)	13,150	13,794
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-47 Class C, 4.227% 10/16/27	15,894	15,883
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	7,205	7,749
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2003-C3 Class X2, 0.9782% 12/10/38 (c)(f)(h)	$125,821	$4,118
Greenwich Capital Commercial Funding Corp.:
Series 2003-C1 Class XP, 2.3678% 7/5/35 (c)(f)(h)	79,984	6,731
Series 2003-C2 Class XP, 1.3364% 1/5/36 (c)(f)(h)	148,740	6,634
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (c)	6,290	7,009
Series 2003-C1 Class A2A, 3.59% 1/10/40	10,690	10,730
Series 2001-LIBA Class C, 6.733% 2/14/16 (c)	4,130	4,594
Series 2004-C1 Class X2, 1.1821% 10/10/28 (c)(f)(h)	80,595	2,955
Host Marriot Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (c)	4,893	5,268
Class D, 7.97% 8/3/15 (c)	2,310	2,641
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.3148% 1/15/38 (c)(f)(h)	26,465	1,233
Series 2004-CB8 Class X2, 1.3847% 1/12/39 (c)(f)(h)	32,430	1,698
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	10,855	12,786
Series 2003-C3 Class A2, 3.086% 5/15/27	9,205	9,043
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (c)(h)	69,200	3,608
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (c)	5,000	4,829
LTC Commercial Mortgage pass thru certificates sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (c)	557	560
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1997-HF1 Class A2, 7.27% 7/15/29 (c)	5,770	6,017
Series 1998-HF2 Class A2, 6.48% 11/15/30	6,110	6,660
Series 2003-IQ5 Class X2, 1.2321% 4/15/38 (c)(f)(h)	59,540	2,669
Series 2003-IQ6 Class X2, 0.7581% 12/15/41 (c)(f)(h)	101,370	3,265
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 3.99% 8/5/14 (c)(f)	6,839	6,959
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	$8,551	$9,230
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	10,000	10,892
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	11,242	12,586
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (c)	5,000	5,384
Series 1 Class C1, 6.762% 11/15/04 (c)	20,000	20,035
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (c)	13,990	14,977
Class E3, 7.253% 3/15/13 (c)	5,845	6,274
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	13,550	13,753
Series 2003-C8 Class XP, 0.8682% 11/15/35 (c)(f)(h)	79,661	1,951
Series 2003-C9 Class XP, 0.8853% 12/15/35 (c)(f)(h)	53,724	1,433
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $552,691)		561,339
Foreign Government and Government Agency Obligations - 1.1%

Chilean Republic:
5.625% 7/23/07	8,705	9,184
7.125% 1/11/12	11,436	13,194
Manitoba Province yankee 5.5% 10/1/08	15,000	16,093
Saskatchewan Province 7.125% 3/15/08	4,800	5,361
State of Israel 4.625% 6/15/13	2,440	2,365
United Mexican States:
4.625% 10/8/08	12,315	12,524
5.875% 1/15/14	5,660	5,793
6.375% 1/16/13	7,820	8,309
8% 9/24/22	8,000	9,180
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $77,492)		82,003
Supranational Obligations - 0.2%
	Principal Amount (000s)	Value (Note 1) (000s)
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $10,366)	$10,460	$11,731
Fixed-Income Funds - 11.3%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $807,620)	8,130,819	809,098
Cash Equivalents - 9.2%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.87%, dated 10/29/04 due 11/1/04) (a) (Cost $664,641)	$664,744	664,641
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $7,451,848)		7,595,102
NET OTHER ASSETS - (5.7)%		(411,651)
NET ASSETS - 100%		$7,183,451
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by ..38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$7,800	$35
Receive quarterly notional amount multiplied by ..38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	3,275	15
Receive quarterly notional amount multiplied by ..41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	5,700	24
Receive quarterly notional amount multiplied by ..62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	11,775	30
Receive quarterly notional amount multiplied by ..75% and pay Bank of America upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	5,000	33
Receive quarterly notional amount multiplied by ..8% and pay Morgan Stanley, Inc. upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	10,000	142
Receive quarterly notional amount multiplied by ..87% and pay Merrill Lynch, Inc. upon default of Raytheon Co., par value of the notional amount of Raytheon Co. 5.375% 4/1/13	June 2008	5,000	91
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	5,000	222
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	5,000	222
TOTAL CREDIT DEFAULT SWAP		58,550	814
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Recieve quarterly a fixed rate equal to 2.83852% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2006	$355,000	$(263)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	30,000	303
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible Index and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	37,850	281
Receive monthly a return equal to Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 32 basis points with Bank of America	Nov. 2004	32,710	207
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	15,000	670
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	March 2005	60,000	616
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	$15,000	$0
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	32,710	0
TOTAL TOTAL RETURN SWAP		223,270	2,077
		$636,820	$2,628
Legend
(a)Includes investment made with cash collateral received from securities on loan.
(b)Security or a portion of the security is on loan at period end.

(c)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $680,419,000 or 9.5% of net assets.

(d)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $202,000.
(f)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(h)Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $399,200 and repurchase agreements of $664,641) (cost $7,451,848) - See accompanying schedule		$7,595,102
Receivable for investments sold		130,099
Receivable for swap agreements		15
Receivable for fund shares sold		23,105
Interest receivable		59,693
Swap agreements, at value		2,628
Other affiliated receivables		21
Total assets		7,810,663

Liabilities
Payable to custodian bank	$450
Payable for investments purchased Regular delivery	53,370
Delayed delivery	157,501
Payable for fund shares redeemed	4,446
Distributions payable	458
Accrued management fee	2,519
Other affiliated payables	1,149
Other payables and accrued expenses	135
Collateral on securities loaned, at value	407,184
Total liabilities		627,212

Net Assets		$7,183,451
Net Assets consist of:
Paid in capital		$7,023,582
Undistributed net investment income		17,216
Accumulated undistributed net realized gain (loss) on investments		(3,229)
Net unrealized appreciation (depreciation) on investments		145,882
Net Assets, for 677,180 shares outstanding		$7,183,451
Net Asset Value, offering price and redemption price per share ($7,183,451 ÷ 677,180 shares)		$10.61

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)

Investment Income
Interest		$140,469
Security lending		249
Total income		140,718

Expenses
Management fee	$14,696
Transfer agent fees	5,608
Accounting and security lending fees	649
Non-interested trustees' compensation	20
Custodian fees and expenses	92
Registration fees	74
Audit	62
Legal	11
Miscellaneous	34
Total expenses before reductions	21,246
Expense reductions	(58)	21,188
Net investment income		119,530
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,789
Swap agreements	770
Total net realized gain (loss)		6,559
Change in net unrealized appreciation (depreciation) on: Investment securities	83,599
Swap agreements	9,499
Total change in net unrealized appreciation (depreciation)		93,098
Net gain (loss)		99,657
Net increase (decrease) in net assets resulting from operations		$219,187

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2004	Year ended April 30, 2004
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income	$119,530	$240,009
Net realized gain (loss)	6,559	112,986
Change in net unrealized appreciation (depreciation)	93,098	(200,029)
Net increase (decrease) in net assets resulting from operations	219,187	152,966
Distributions to shareholders from net investment income	(119,736)	(244,852)
Distributions to shareholders from net realized gain	(55,209)	(129,453)
Total distributions	(174,945)	(374,305)
Share transactions Proceeds from sales of shares	745,477	2,382,403
Reinvestment of distributions	170,922	365,040
Cost of shares redeemed	(623,298)	(2,663,249)
Net increase (decrease) in net assets resulting from share transactions	293,101	84,194
Total increase (decrease) in net assets	337,343	(137,145)

Net Assets
Beginning of period	6,846,108	6,983,253
End of period (including undistributed net investment income of $17,216 and undistributed net investment income of $17,422, respectively)	$7,183,451	$6,846,108
Other Information Shares
Sold	71,043	221,833
Issued in reinvestment of distributions	16,355	33,925
Redeemed	(59,542)	(248,638)
Net increase (decrease)	27,856	7,120

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$10.54	$10.87	$10.31	$10.13	$9.67	$10.15
Income from Investment Operations
Net investment income D	.181	.374	.473	.560 F	.641	.623
Net realized and unrealized gain (loss)	.156	(.123)	.562	.172 F	.455	(.485)
Total from investment operations	.337	.251	1.035	.732	1.096	.138
Distributions from net investment income	(.182)	(.381)	(.475)	(.552)	(.636)	(.618)
Distributions from net realized gain	(.085)	(.200)	-	-	-	-
Total distributions	(.267)	(.581)	(.475)	(.552)	(.636)	(.618)
Net asset value, end of period	$10.61	$10.54	$10.87	$10.31	$10.13	$9.67
Total Return B, C	3.26%	2.33%	10.25%	7.36%	11.66%	1.44%
Ratios to Average Net Assets E
Expenses before expense reductions	.61% A	.61%	.64%	.63%	.64%	.67%
Expenses net of voluntary waivers, if any	.61% A	.61%	.64%	.63%	.64%	.67%
Expenses net of all reductions	.61% A	.61%	.64%	.63%	.63%	.66%
Net investment income	3.44% A	3.48%	4.47%	5.44% F	6.46%	6.32%
Supplemental Data
Net assets, end of period (in millions)	$7,183	$6,846	$6,983	$5,064	$3,940	$3,199
Portfolio turnover rate	68% A	120%	117%	78%	83%	102%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

FEffective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Intermediate Bond Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$154,700
Unrealized depreciation	(12,846)
Net unrealized appreciation (depreciation)	$141,854
Cost for federal income tax purposes	$7,453,248

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $644,810 and $844,862, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,861 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $2 and $56, respectively.

8. Other Information.

At the end of the period, Fidelity Freedom 2010 Fund was the owner of record of approximately 10% of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the fund.

Semiannual Report

Distributions

The Board of Trustees of Fidelity Intermediate Bond Fund voted to pay on December 6, 2004, to shareholders of record at the opening of business on December 3, 2004, a distribution of $.02 per share derived from capital gains realized from sales of portfolio securities.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance1-800-544-6666

Product Information1-800-544-6666

Retirement Accounts1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)   1-800-544-5555

(automated graphic)   Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IBF-USAN-1204
1.784857.101

Fidelity®

Large Cap Stock

Fund

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	4	Ned Johnson's message to shareholders.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund's investments over the past six months.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	14	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	18	Notes to the financial statements.
Proxy Voting Results	23

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Actual	$1,000.00	$1,002.10	$3.94
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.02	$3.98

*Expenses are equal to the Fund's annualized expense ratio of .78%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.2	3.1
General Electric Co.	3.3	2.7
Wal-Mart Stores, Inc.	2.2	2.1
Cisco Systems, Inc.	2.1	2.4
Pfizer, Inc.	2.0	2.7
Walt Disney Co.	2.0	1.4
Dell, Inc.	2.0	2.1
Exxon Mobil Corp.	1.9	1.4
Time Warner, Inc.	1.9	2.1
American International Group, Inc.	1.8	2.0
	23.4
Top Five Market Sectors as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.9	22.3
Industrials	15.0	10.5
Financials	14.0	14.9
Health Care	12.9	16.3
Consumer Discretionary	11.9	15.2
Asset Allocation (% of fund's net assets)
As of October 31, 2004 *		As of April 30, 2004 **
	Stocks97.9%		Stocks98.0%
	Short-Term Investments and Net Other Assets2.1%		Short-Term Investments and Net Other Assets2.0%
*Foreign investments	8.1%	**Foreign investments	7.6%

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.9%
Hotels, Restaurants & Leisure - 0.7%
Hilton Group PLC	423,283	$2,005
Rank Group PLC	498,112	2,618
		4,623
Internet & Catalog Retail - 0.6%
eBay, Inc. (a)	44,400	4,334
Media - 7.1%
Antena 3 Television SA (a)	44,260	2,852
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	66,824	2,501
Citadel Broadcasting Corp. (a)	143,200	2,084
Comcast Corp. Class A (special) (a)	103,200	2,997
Time Warner, Inc. (a)	775,500	12,904
Tribune Co.	123,300	5,327
Viacom, Inc. Class B (non-vtg.)	103,284	3,769
Vivendi Universal SA sponsored ADR (a)	103,600	2,842
Walt Disney Co.	551,890	13,919
		49,195
Specialty Retail - 2.1%
Gap, Inc. (d)	108,200	2,162
Home Depot, Inc.	280,900	11,539
Sherwin-Williams Co.	24,700	1,055
		14,756
Textiles Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	69,900	5,684
Polo Ralph Lauren Corp. Class A	114,300	4,221
		9,905
TOTAL CONSUMER DISCRETIONARY		82,813
CONSUMER STAPLES - 8.1%
Beverages - 1.5%
PepsiCo, Inc.	89,500	4,437
The Coca-Cola Co.	155,800	6,335
		10,772
Food & Staples Retailing - 3.2%
Safeway, Inc. (a)	191,200	3,487
Wal-Mart Stores, Inc.	276,000	14,882
Walgreen Co.	104,200	3,740
		22,109
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 0.6%
Kellogg Co.	98,500	$4,236
Household Products - 1.0%
Colgate-Palmolive Co.	30,700	1,370
Procter & Gamble Co.	109,400	5,599
		6,969
Personal Products - 1.8%
Alberto-Culver Co.	134,800	6,047
Gillette Co.	158,200	6,562
		12,609
TOTAL CONSUMER STAPLES		56,695
ENERGY - 6.3%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	72,200	3,092
Schlumberger Ltd. (NY Shares)	172,200	10,838
		13,930
Oil & Gas - 4.3%
ChevronTexaco Corp.	159,300	8,452
Exxon Mobil Corp.	267,100	13,147
Occidental Petroleum Corp.	62,100	3,467
Valero Energy Corp.	109,200	4,692
		29,758
TOTAL ENERGY		43,688
FINANCIALS - 14.0%
Capital Markets - 3.1%
Ameritrade Holding Corp. (a)	184,400	2,401
Bank of New York Co., Inc.	120,000	3,895
Charles Schwab Corp.	222,900	2,040
Knight Trading Group, Inc. (a)	126,200	1,311
Morgan Stanley	236,700	12,093
		21,740
Commercial Banks - 2.7%
Bank of America Corp.	165,400	7,408
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	102,700	$5,054
Wells Fargo & Co.	105,200	6,283
		18,745
Consumer Finance - 2.5%
American Express Co.	216,630	11,497
MBNA Corp.	236,100	6,051
		17,548
Diversified Financial Services - 3.0%
Citigroup, Inc.	233,200	10,347
Deutsche Boerse AG	53,639	2,687
J.P. Morgan Chase & Co.	202,940	7,833
		20,867
Insurance - 2.7%
AFLAC, Inc.	49,300	1,769
AMBAC Financial Group, Inc.	54,500	4,254
American International Group, Inc.	203,812	12,373
		18,396
TOTAL FINANCIALS		97,296
HEALTH CARE - 12.9%
Biotechnology - 2.2%
Cephalon, Inc. (a)	87,300	4,162
Genentech, Inc. (a)	61,600	2,805
Genzyme Corp. - General Division (a)	42,900	2,251
MedImmune, Inc. (a)	33,300	946
Millennium Pharmaceuticals, Inc. (a)	187,500	2,434
Protein Design Labs, Inc. (a)	129,300	2,476
		15,074
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.	148,900	4,580
Medtronic, Inc.	150,100	7,672
Stryker Corp.	66,600	2,870
Thermo Electron Corp. (a)	120,100	3,483
		18,605
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	59,500	4,308
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 7.4%
Allergan, Inc.	90,300	$6,462
AstraZeneca PLC sponsored ADR	77,800	3,205
Eli Lilly & Co.	27,800	1,526
Forest Laboratories, Inc. (a)	82,900	3,697
Johnson & Johnson	110,900	6,474
Merck & Co., Inc.	183,340	5,740
Pfizer, Inc.	482,878	13,979
Roche Holding AG (participation certificate)	65,197	6,685
Wyeth	93,700	3,715
		51,483
TOTAL HEALTH CARE		89,470
INDUSTRIALS - 15.0%
Aerospace & Defense - 3.4%
Honeywell International, Inc.	280,900	9,461
L-3 Communications Holdings, Inc.	37,400	2,466
Precision Castparts Corp.	29,400	1,764
The Boeing Co.	131,300	6,552
United Technologies Corp.	37,560	3,486
		23,729
Airlines - 0.4%
Southwest Airlines Co.	158,600	2,501
Building Products - 0.6%
American Standard Companies, Inc. (a)	115,900	4,238
Commercial Services & Supplies - 0.2%
Monster Worldwide, Inc. (a)	46,900	1,316
Industrial Conglomerates - 6.1%
3M Co.	91,000	7,059
General Electric Co.	671,440	22,910
Tyco International Ltd.	392,900	12,239
		42,208
Machinery - 3.2%
AGCO Corp. (a)	129,400	2,513
Caterpillar, Inc.	138,100	11,123
Deere & Co.	62,900	3,760
Graco, Inc.	134,325	4,621
		22,017
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.5%
Norfolk Southern Corp.	104,500	$3,548
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co., Inc. Class A	46,300	1,581
W.W. Grainger, Inc.	50,500	2,959
		4,540
TOTAL INDUSTRIALS		104,097
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	765,580	14,707
Juniper Networks, Inc. (a)	142,000	3,779
Motorola, Inc.	247,920	4,279
QUALCOMM, Inc.	105,300	4,403
		27,168
Computers & Peripherals - 5.2%
Apple Computer, Inc. (a)	164,100	8,620
Dell, Inc. (a)	388,800	13,631
EMC Corp. (a)	431,300	5,551
International Business Machines Corp.	73,000	6,552
Storage Technology Corp. (a)	60,200	1,627
		35,981
Electronic Equipment & Instruments - 1.5%
CDW Corp.	23,300	1,445
Hon Hai Precision Industries Co. Ltd.	538,949	1,982
Molex, Inc.	83,622	2,473
Solectron Corp. (a)	469,100	2,449
Vishay Intertechnology, Inc. (a)	143,400	1,854
		10,203
Internet Software & Services - 1.9%
CNET Networks, Inc. (a)	289,900	2,368
Yahoo!, Inc. (a)	306,600	11,096
		13,464
IT Services - 0.4%
DST Systems, Inc. (a)	65,500	2,938
Office Electronics - 0.3%
Konica Minolta Holdings, Inc.	163,500	2,184
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 5.5%
Altera Corp. (a)	143,600	$3,264
Analog Devices, Inc.	193,300	7,782
Applied Materials, Inc. (a)	135,600	2,183
Intel Corp.	462,100	10,286
KLA-Tencor Corp. (a)	31,500	1,434
Marvell Technology Group Ltd. (a)	150,900	4,311
Microchip Technology, Inc.	22,600	684
Texas Instruments, Inc.	243,200	5,946
Tokyo Electron Ltd.	34,800	1,891
		37,781
Software - 5.2%
Amdocs Ltd. (a)	65,000	1,635
Ascential Software Corp. (a)	152,550	2,149
Microsoft Corp.	1,031,802	28,880
Oracle Corp. (a)	282,100	3,571
		36,235
TOTAL INFORMATION TECHNOLOGY		165,954
MATERIALS - 1.5%
Chemicals - 1.2%
Monsanto Co.	189,200	8,088
Metals & Mining - 0.3%
Newmont Mining Corp.	47,100	2,238
TOTAL MATERIALS		10,326
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.9%
Philippine Long Distance Telephone Co. sponsored ADR (a)	69,100	1,734
PT Indosat Tbk sponsored ADR (d)	89,800	2,346
PT Telkomunikasi Indonesia Tbk sponsored ADR	135,100	2,576
SBC Communications, Inc.	140,800	3,557
Verizon Communications, Inc.	243,400	9,517
		19,730
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.1%
Nextel Communications, Inc. Class A (a)	166,700	$4,416
Nextel Partners, Inc. Class A (a)	207,700	3,498
		7,914
TOTAL TELECOMMUNICATION SERVICES		27,644
UTILITIES - 0.3%
Electric Utilities - 0.3%
Exelon Corp.	48,100	1,906
TOTAL COMMON STOCKS (Cost $633,464)		679,889
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 1.79% (b)	17,825,481	17,825
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	1,751,000	1,751
TOTAL MONEY MARKET FUNDS (Cost $19,576)		19,576
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $653,040)		699,465
NET OTHER ASSETS - (0.7)%		(5,100)
NET ASSETS - 100%		$694,365
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c)Includes investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Income Tax Information
At April 30, 2004, the fund had a capital loss carryforward of approximately $197,359,000 of which $99,008,000 and $98,351,000 will expire on April 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,697) (cost $653,040) - See accompanying schedule		$699,465
Foreign currency held at value (cost $ 294)		298
Receivable for investments sold		2,496
Receivable for fund shares sold		756
Dividends receivable		632
Interest receivable		27
Other receivables		46
Total assets		703,720

Liabilities
Payable for investments purchased	$6,029
Payable for fund shares redeemed	1,126
Accrued management fee	224
Other affiliated payables	206
Other payables and accrued expenses	19
Collateral on securities loaned, at value	1,751
Total liabilities		9,355

Net Assets		$694,365
Net Assets consist of:
Paid in capital		$833,753
Undistributed net investment income		1,213
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(187,033)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		46,432
Net Assets, for 50,775 shares outstanding		$694,365
Net Asset Value, offering price and redemption price per share ($694,365 ÷ 50,775 shares)		$13.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)

Investment Income
Dividends		$4,044
Interest		118
Security lending		12
Total income		4,174

Expenses
Management fee Basic fee	$2,009
Performance adjustment	(584)
Transfer agent fees	1,119
Accounting and security lending fees	120
Non-interested trustees' compensation	2
Custodian fees and expenses	17
Registration fees	19
Audit	19
Legal	2
Miscellaneous	2
Total expenses before reductions	2,725
Expense reductions	(71)	2,654
Net investment income (loss)		1,520
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	18,620
Foreign currency transactions	(8)
Total net realized gain (loss)		18,612
Change in net unrealized appreciation (depreciation) on: Investment securities	(19,278)
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		(19,269)
Net gain (loss)		(657)
Net increase (decrease) in net assets resulting from operations		$863

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,520	$3,637
Net realized gain (loss)	18,612	56,421
Change in net unrealized appreciation (depreciation)	(19,269)	51,088
Net increase (decrease) in net assets resulting from operations	863	111,146
Distributions to shareholders from net investment income	(2,065)	(3,597)
Share transactions Proceeds from sales of shares	56,462	163,631
Reinvestment of distributions	2,026	3,527
Cost of shares redeemed	(71,164)	(165,865)
Net increase (decrease) in net assets resulting from share transactions	(12,676)	1,293
Total increase (decrease) in net assets	(13,878)	108,842

Net Assets
Beginning of period	708,243	599,401
End of period (including undistributed net investment income of $1,213 and undistributed net investment income of $1,758, respectively)	$694,365	$708,243
Other Information Shares
Sold	4,158	12,261
Issued in reinvestment of distributions	146	272
Redeemed	(5,249)	(12,460)
Net increase (decrease)	(945)	73

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$13.69	$11.61	$13.79	$16.51	$21.32	$18.39
Income from Investment Operations
Net investment income (loss) D	.03	.07	.07	.05	- F	.01
Net realized and unrealized gain (loss)	- G	2.08	(2.19)	(2.73)	(4.01)	3.39
Total from investment operations	.03	2.15	(2.12)	(2.68)	(4.01)	3.40
Distributions from net investment income	(.04)	(.07)	(.06)	(.04)	-	(.02)
Distributions in excess of net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.63)	(.45)
Distributions in excess of net realized gain	-	-	-	-	(.16)	-
Total distributions	(.04)	(.07)	(.06)	(.04)	(.80)	(.47)
Net asset value, end of period	$13.68	$13.69	$11.61	$13.79	$16.51	$21.32
Total Return B, C	.21%	18.55%	(15.39)%	(16.25)%	(19.57)%	18.82%
Ratios to Average Net Assets E
Expenses before expense reductions	.78% A	.78%	.83%	.91%	.96%	.91%
Expenses net of voluntary waivers, if any	.78% A	.78%	.83%	.91%	.96%	.91%
Expenses net of all reductions	.76% A	.76%	.78%	.87%	.93%	.89%
Net investment income (loss)	.44% A	.53%	.59%	.37%	(.01)%	.06%
Supplemental Data
Net assets, end of period (in millions)	$694	$708	$599	$623	$778	$1,115
Portfolio turnover rate	52% A	62%	86%	99%	118%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Amount represents less than $.01 per share. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Large Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$79,049
Unrealized depreciation	(40,464)
Net unrealized appreciation (depreciation)	$38,585
Cost for federal income tax purposes	$660,880

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $179,128 and $193,072, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .32% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $117 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $66 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $5.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	12,221,814,216.15	73.238
Against	3,155,449,238.56	18.908
Abstain	587,539,807.37	3.521
Broker Non-Votes	723,047,068.58	4.333
TOTAL	16,687,850,330.66	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	15,841,707,644.41	94.930
Withheld	846,142,686.25	5.070
TOTAL	16,687,850,330.66	100.000
Ralph F. Cox
Affirmative	15,797,852,227.84	94.667
Withheld	889,998,102.82	5.333
TOTAL	16,687,850,330.66	100.000
Laura B. Cronin
Affirmative	15,839,639,342.73	94.917
Withheld	848,210,987.93	5.083
TOTAL	16,687,850,330.66	100.000
Dennis J. Dirks B
Affirmative	15,848,904,973.82	94.973
Withheld	838,945,356.84	5.027
TOTAL	16,687,850,330.66	100.000
	# of Votes	% of Votes
Robert M. Gates
Affirmative	15,823,470,035.51	94.820
Withheld	864,380,295.15	5.180
TOTAL	16,687,850,330.66	100.000
George H. Heilmeier
Affirmative	15,839,665,226.61	94.917
Withheld	848,185,104.05	5.083
TOTAL	16,687,850,330.66	100.000
Abigail P. Johnson
Affirmative	15,781,077,913.19	94.566
Withheld	906,772,417.47	5.434
TOTAL	16,687,850,330.66	100.000
Edward C. Johnson 3d
Affirmative	15,754,759,829.98	94.409
Withheld	933,090,500.68	5.591
TOTAL	16,687,850,330.66	100.000
Donald J. Kirk
Affirmative	15,813,230,768.50	94.759
Withheld	874,619,562.16	5.241
TOTAL	16,687,850,330.66	100.000
Marie L. Knowles
Affirmative	15,851,883,968.67	94.991
Withheld	835,966,361.99	5.009
TOTAL	16,687,850,330.66	100.000
Ned C. Lautenbach
Affirmative	15,854,530,564.20	95.006
Withheld	833,319,766.46	4.994
TOTAL	16,687,850,330.66	100.000
Marvin L. Mann
Affirmative	15,816,737,319.52	94.780
Withheld	871,113,011.14	5.220
TOTAL	16,687,850,330.66	100.000
	# of Votes	% of Votes
William O. McCoy
Affirmative	15,823,167,179.17	94.818
Withheld	864,683,151.49	5.182
TOTAL	16,687,850,330.66	100.000
Robert L. Reynolds
Affirmative	15,845,001,714.22	94.949
Withheld	842,848,616.44	5.051
TOTAL	16,687,850,330.66	100.000
Cornelia M. Small B
Affirmative	15,840,247,943.36	94.921
Withheld	847,602,387.30	5.079
TOTAL	16,687,850,330.66	100.000
William S. Stavropoulos
Affirmative	15,830,742,293.62	94.864
Withheld	857,108,037.04	5.136
TOTAL	16,687,850,330.66	100.000
ADenotes trust-wide proposals and voting results. BEffective January 1, 2005.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

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Fidelity Investments
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General Correspondence

Fidelity Investments
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Semiannual Report

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Arizona

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Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

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Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

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Fidelity®

Mid-Cap Stock

Fund

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	4	Ned Johnson's message to shareholders.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund's investments over the past six months.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	24	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	28	Notes to the financial statements.
Proxy Voting Results	34

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's website at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Actual	$1,000.00	$1,023.30	$3.62
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.38	$3.62

*Expenses are equal to the Fund's annualized expense ratio of .71%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	3.4	1.0
North Fork Bancorp, Inc., New York	1.5	0.0
Lincare Holdings, Inc.	1.3	0.9
Fisher Scientific International, Inc.	1.1	0.5
Precision Castparts Corp.	1.0	0.6
L-3 Communications Holdings, Inc.	0.9	0.4
Amphenol Corp. Class A	0.9	1.0
Toll Brothers, Inc.	0.9	0.5
Varian Semiconductor Equipment Associates, Inc.	0.8	0.6
FileNET Corp.	0.8	0.4
	12.6
Top Five Market Sectors as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	24.6	16.9
Information Technology	22.9	31.6
Consumer Discretionary	12.7	14.8
Industrials	10.2	10.6
Financials	9.9	11.4
Asset Allocation (% of fund's net assets)
As of October 31, 2004*		As of April 30, 2004**
	Stocks92.5%		Stocks94.5%
	Convertible Securities2.6%		Convertible Securities5.4%
	Short-Term Investments and Net Other Assets4.9%		Short-Term Investments and Net Other Assets0.1%
*Foreign investments	12.6%	**Foreign investments	10.6%

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.7%
Hotels, Restaurants & Leisure - 2.4%
Applebee's International, Inc.	200,000	$4,574
Boyd Gaming Corp.	567,900	19,019
Caesars Entertainment, Inc. (a)	808,800	14,478
GTECH Holdings Corp.	1,789,500	42,357
International Game Technology	985,100	32,548
International Speedway Corp. Class A	275,200	12,945
Mandalay Resort Group	410,500	28,242
McCormick & Schmick Seafood Restaurants	590,900	8,219
Outback Steakhouse, Inc.	323,700	12,815
Rare Hospitality International, Inc. (a)	612,800	16,981
Station Casinos, Inc.	235,100	11,978
		204,156
Household Durables - 2.5%
D.R. Horton, Inc.	358,500	10,755
Harman International Industries, Inc.	482,000	57,927
KB Home	433,400	35,647
Ryland Group, Inc.	366,300	34,941
Toll Brothers, Inc. (a)	1,528,000	70,823
		210,093
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	195,500	6,672
Overstock.com, Inc. (a)(d)	97,600	5,284
Priceline.com, Inc. (a)(d)	405,500	8,086
		20,042
Leisure Equipment & Products - 0.2%
Brunswick Corp.	344,400	16,159
Media - 3.8%
Central European Media Enterprises Ltd. Class A (a)	54,400	1,925
DreamWorks Animation SKG, Inc. Class A	17,800	695
Emmis Communications Corp. Class A (a)	1,393,000	26,049
Entercom Communications Corp. Class A (a)	274,900	9,127
Fox Entertainment Group, Inc. Class A (a)	246,600	7,314
Getty Images, Inc. (a)	590,300	34,904
JC Decaux SA (a)	2,352,362	58,671
Lamar Advertising Co. Class A (a)	946,600	39,208
News Corp. Ltd. ADR	504,200	16,265
Omnicom Group, Inc.	103,800	8,190
Pixar (a)	308,600	24,818
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	381,200	4,231
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
R.H. Donnelley Corp. (a)	192,500	$10,443
Radio One, Inc. Class D (non-vtg.) (a)	23,006	338
Univision Communications, Inc. Class A (a)	1,481,518	45,868
Washington Post Co. Class B	37,303	34,132
		322,178
Multiline Retail - 0.5%
Next PLC	283,900	8,713
Nordstrom, Inc.	463,700	20,023
Saks, Inc.	1,226,900	14,993
		43,729
Specialty Retail - 2.4%
Aeropostale, Inc. (a)	311,800	9,837
American Eagle Outfitters, Inc.	1,014,300	41,465
Cabela's, Inc. Class A	2,500	63
Chico's FAS, Inc. (a)	1,088,900	43,589
Claire's Stores, Inc.	656,600	17,085
Foot Locker, Inc.	351,300	8,572
PETCO Animal Supplies, Inc. (a)	610,600	21,841
PETsMART, Inc.	874,128	27,955
Staples, Inc.	639,100	19,007
Williams-Sonoma, Inc. (a)	265,300	10,127
		199,541
Textiles Apparel & Luxury Goods - 0.7%
Coach, Inc. (a)	1,143,700	53,331
Polo Ralph Lauren Corp. Class A	60,900	2,249
		55,580
TOTAL CONSUMER DISCRETIONARY		1,071,478
CONSUMER STAPLES - 2.6%
Beverages - 0.0%
Efes Breweries International NV unit (a)(f)	11,700	325
Food & Staples Retailing - 0.6%
CVS Corp.	422,700	18,371
United Natural Foods, Inc. (a)	1,177,762	32,023
		50,394
Food Products - 1.7%
Bunge Ltd.	672,400	32,094
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co. (a)	886,590	$26,465
Hershey Foods Corp.	149,000	7,553
Hormel Foods Corp.	916,100	25,752
Saputo, Inc.	756,170	20,769
Smithfield Foods, Inc. (a)	1,411,400	34,198
		146,831
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	544,700	23,395
TOTAL CONSUMER STAPLES		220,945
ENERGY - 6.3%
Energy Equipment & Services - 4.0%
Baker Hughes, Inc.	733,100	31,399
BJ Services Co.	742,900	37,888
Cooper Cameron Corp. (a)	409,700	19,809
FMC Technologies, Inc. (a)	324,400	9,807
Grant Prideco, Inc. (a)	10,239	211
Grey Wolf, Inc. (a)	1,616,600	8,374
Nabors Industries Ltd. (a)	478,600	23,509
National-Oilwell, Inc. (a)	428,300	14,438
Noble Corp. (a)	926,500	42,323
Oil States International, Inc. (a)	466,700	8,569
Pride International, Inc. (a)	1,450,437	26,804
Smith International, Inc. (a)	338,800	19,678
Transocean, Inc. (a)	1,003,300	35,366
Varco International, Inc. (a)	310,800	8,603
Weatherford International Ltd. (a)	934,714	48,848
		335,626
Oil & Gas - 2.3%
Ashland, Inc.	149,200	8,597
Frontline Ltd. (f)	204,200	10,083
Frontline Ltd. (NY Shares)	187,000	9,365
General Maritime Corp. (a)	244,300	9,283
Kinder Morgan, Inc.	422,700	27,209
OMI Corp.	632,600	11,355
Overseas Shipholding Group, Inc.	453,200	25,810
Premcor, Inc. (a)	433,600	16,928
S-Oil Corp.	357,470	18,041
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Teekay Shipping Corp.	205,600	$9,499
Valero Energy Corp.	953,200	40,959
XTO Energy, Inc.	257,100	8,582
		195,711
TOTAL ENERGY		531,337
FINANCIALS - 9.8%
Capital Markets - 1.0%
Ameritrade Holding Corp. (a)	713,700	9,292
Calamos Asset Management, Inc. Class A	45,900	895
E*TRADE Financial Corp. (a)	3,016,100	38,908
Northern Trust Corp.	210,600	8,959
SEI Investments Co.	729,500	26,255
		84,309
Commercial Banks - 4.8%
Banknorth Group, Inc.	1,072,700	37,834
Cathay General Bancorp	46,304	1,824
Colonial Bancgroup, Inc.	968,500	20,968
Comerica, Inc.	405,700	24,955
East West Bancorp, Inc.	498,470	19,959
First Bancorp, Puerto Rico	16,700	911
Greater Bay Bancorp	272,700	8,521
Hibernia Corp. Class A	1,231,000	35,699
M&T Bank Corp.	102,300	10,537
Marshall & Ilsley Corp.	211,100	8,860
North Fork Bancorp, Inc., New York	2,801,981	123,567
Silicon Valley Bancshares (a)	249,000	9,962
Southwest Bancorp of Texas, Inc.	1,003,500	23,522
Texas Regional Bancshares, Inc. Class A	85,800	2,740
UCBH Holdings, Inc.	387,930	16,716
UnionBanCal Corp.	277,600	16,864
Westamerica Bancorp.	206,300	11,798
Wintrust Financial Corp.	459,500	26,192
		401,429
Consumer Finance - 0.1%
American Express Co.	167,500	8,889
First Marblehead Corp.	21,600	1,158
		10,047
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 1.7%
AFLAC, Inc.	194,600	$6,982
AMBAC Financial Group, Inc.	324,300	25,315
Brown & Brown, Inc.	225,100	9,400
Everest Re Group Ltd.	325,400	25,827
HCC Insurance Holdings, Inc.	759,800	22,566
MetLife, Inc.	233,200	8,943
Old Republic International Corp.	717,550	16,755
Protective Life Corp.	468,000	18,392
W.R. Berkley Corp.	235,400	10,061
		144,241
Real Estate - 0.2%
CenterPoint Properties Trust (SBI)	20,800	963
Rayonier, Inc.	254,523	12,064
		13,027
Thrifts & Mortgage Finance - 2.0%
Countrywide Financial Corp.	227,800	7,274
New York Community Bancorp, Inc.	1,491,600	27,386
Radian Group, Inc.	1,063,900	50,993
Sovereign Bancorp, Inc.	2,524,700	54,660
The PMI Group, Inc.	98,300	3,816
W Holding Co., Inc.	928,926	18,569
Washington Federal, Inc.	77,500	1,978
Webster Financial Corp.	35,600	1,702
		166,378
TOTAL FINANCIALS		819,431
HEALTH CARE - 24.1%
Biotechnology - 8.6%
Actelion Ltd. (Reg.) (a)	44,647	5,124
Affymetrix, Inc. (a)	281,100	8,574
Alnylam Pharmaceuticals, Inc. (e)	1,051,500	5,479
Angiotech Pharmaceuticals, Inc. (a)	550,700	10,088
Biogen Idec, Inc. (a)	932,100	54,211
Celgene Corp. (a)	189,200	5,604
Cephalon, Inc. (a)	414,400	19,754
Charles River Laboratories International, Inc. (a)	581,200	27,194
CSL Ltd.	415,700	8,964
Eyetech Pharmaceuticals, Inc. (d)	397,000	16,849
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Gen-Probe, Inc. (a)	10,200	$357
Genentech, Inc. (a)	6,276,600	285,768
Genzyme Corp. - General Division (a)	158,600	8,322
Gilead Sciences, Inc. (a)	524,278	18,156
Invitrogen Corp. (a)	277,000	16,038
Millennium Pharmaceuticals, Inc. (a)	2,795,700	36,288
Momenta Pharmaceuticals, Inc.	362,200	2,966
Nuvelo, Inc. (a)	665,000	6,105
ONYX Pharmaceuticals, Inc. (a)	887,500	24,903
OSI Pharmaceuticals, Inc. (a)	190,000	12,346
Pharmion Corp.	1,259,800	57,888
Protein Design Labs, Inc. (a)	1,001,300	19,175
QIAGEN NV (a)	6,328,659	67,337
Serologicals Corp. (a)	19,000	449
Tanox, Inc. (a)	172,000	2,700
		720,639
Health Care Equipment & Supplies - 5.8%
Alcon, Inc.	117,300	8,352
Beckman Coulter, Inc.	361,000	21,480
Bio-Rad Laboratories, Inc. Class A (a)	153,100	7,964
C.R. Bard, Inc.	156,200	8,872
Cooper Companies, Inc.	340,200	23,933
Cytyc Corp. (a)	796,473	20,780
Dade Behring Holdings, Inc. (a)	516,300	29,063
DENTSPLY International, Inc.	535,000	27,825
Edwards Lifesciences Corp. (a)	331,500	11,331
Epix Pharmaceuticals, Inc. (a)	103,900	1,624
Fisher Scientific International, Inc. (a)	1,550,616	88,943
Foxhollow Technologies, Inc.	6,400	132
IntraLase Corp.	23,400	450
Invacare Corp.	191,400	8,839
Kinetic Concepts, Inc.	249,500	12,433
Medtronic, Inc.	151,900	7,764
Mentor Corp.	30,800	1,072
Nobel Biocare Holding AG (Switzerland)	57,860	9,490
PerkinElmer, Inc.	458,200	9,411
Phonak Holding AG	821,421	25,803
PolyMedica Corp.	291,400	10,199
ResMed, Inc. (a)	182,400	8,573
St. Jude Medical, Inc. (a)	229,500	17,573
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Synthes, Inc.	214,485	$22,925
Thermo Electron Corp. (a)	265,700	7,705
Varian Medical Systems, Inc. (a)	637,300	25,588
Waters Corp. (a)	432,700	17,866
Wright Medical Group, Inc. (a)	1,079,500	27,883
Zimmer Holdings, Inc. (a)	307,400	23,851
		487,724
Health Care Providers & Services - 6.6%
American Healthways, Inc. (a)	300,500	9,069
AMERIGROUP Corp. (a)	94,400	5,664
Apria Healthcare Group, Inc. (a)	884,400	24,197
Caremark Rx, Inc. (a)	566,490	16,978
Cerner Corp. (a)	456,800	20,625
Community Health Systems, Inc. (a)	992,500	26,619
Covance, Inc. (a)	766,500	30,445
Coventry Health Care, Inc. (a)	871,400	35,640
Gambro AB (A Shares)	789,500	9,234
Health Net, Inc. (a)	941,400	22,838
Henry Schein, Inc. (a)	629,700	39,816
Lincare Holdings, Inc. (a)	3,046,200	111,978
McKesson Corp.	247,000	6,585
Omnicare, Inc.	1,523,100	42,022
PacifiCare Health Systems, Inc. (a)	286,652	10,211
Patterson Companies, Inc. (a)	718,318	26,937
Pediatrix Medical Group, Inc. (a)	20,300	1,142
Pharmaceutical Product Development, Inc. (a)	667,000	28,167
Renal Care Group, Inc. (a)	463,350	14,623
Sierra Health Services, Inc. (a)	102,100	4,872
UnitedHealth Group, Inc.	791,955	57,338
WellChoice, Inc. (a)	200,000	8,352
		553,352
Pharmaceuticals - 3.1%
Auxilium Pharmaceuticals, Inc. (d)	550,000	4,811
Cypress Bioscience, Inc. (a)	98,700	1,037
Elan Corp. PLC sponsored ADR (a)	2,467,600	63,664
IVAX Corp. (a)	1,712,000	30,987
Medicis Pharmaceutical Corp. Class A (d)	280,900	11,424
MGI Pharma, Inc. (a)	736,900	19,653
Novartis AG sponsored ADR	178,400	8,565
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Novo Nordisk AS:
ADR	178,000	$8,891
Series B	172,800	8,614
Roche Holding AG (participation certificate)	475,317	48,734
Schering-Plough Corp.	1,322,700	23,954
Sepracor, Inc. (a)	436,300	20,039
Valeant Pharmaceuticals International	662,500	15,900
		266,273
TOTAL HEALTH CARE		2,027,988
INDUSTRIALS - 10.2%
Aerospace & Defense - 3.7%
BAE Systems PLC	3,992,300	17,479
DRS Technologies, Inc. (a)	50,000	1,811
EADS NV	573,336	16,398
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	676,800	17,962
Goodrich Corp.	259,100	7,988
Honeywell International, Inc.	391,400	13,182
L-3 Communications Holdings, Inc.	1,167,191	76,953
Lockheed Martin Corp.	509,700	28,079
Northrop Grumman Corp.	153,700	7,954
Precision Castparts Corp.	1,405,600	84,336
Rockwell Collins, Inc.	925,400	32,824
United Defense Industries, Inc. (a)	250,000	10,035
		315,001
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	458,436	24,728
EGL, Inc. (a)	408,700	13,070
Expeditors International of Washington, Inc.	252,200	14,401
Ryder System, Inc.	241,600	12,104
UTI Worldwide, Inc.	264,900	17,219
		81,522
Airlines - 0.1%
AirTran Holdings, Inc. (a)	684,400	7,953
Building Products - 0.4%
American Standard Companies, Inc. (a)	347,410	12,705
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - continued
Masco Corp.	275,200	$9,428
Trex Co., Inc. (a)(d)	217,500	8,726
		30,859
Commercial Services & Supplies - 1.6%
Career Education Corp. (a)	603,974	18,947
ChoicePoint, Inc. (a)	382,440	15,921
Dun & Bradstreet Corp. (a)	530,200	29,988
Education Management Corp. (a)	775,000	20,786
Herman Miller, Inc.	20,200	467
HNI Corp.	339,100	13,700
Monster Worldwide, Inc. (a)	357,200	10,019
The Brink's Co.	391,200	12,558
Waste Connections, Inc. (a)	266,900	8,413
Waste Management, Inc.	248,800	7,086
		137,885
Construction & Engineering - 0.7%
Dycom Industries, Inc. (a)	1,543,700	50,402
URS Corp. (a)	386,500	10,667
		61,069
Electrical Equipment - 0.4%
AMETEK, Inc.	549,600	18,093
Hubbell, Inc. Class B	365,700	16,720
		34,813
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	148,400	8,626
Machinery - 1.1%
Briggs & Stratton Corp.	55,600	3,993
Donaldson Co., Inc.	276,200	8,203
Joy Global, Inc.	41,000	1,385
Kennametal, Inc.	381,517	17,752
Manitowoc Co., Inc.	240,900	8,504
Pentair, Inc.	646,500	24,166
Timken Co.	898,700	21,569
Toro Co.	119,500	8,156
		93,728
Road & Rail - 0.4%
Landstar System, Inc. (a)	236,849	16,092
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	283,300	$9,618
Sirva, Inc.	225,000	5,400
		31,110
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc.	137,500	2,578
Fastenal Co.	314,600	17,375
Hughes Supply, Inc.	271,400	7,710
MSC Industrial Direct Co., Inc. Class A	844,100	28,818
		56,481
TOTAL INDUSTRIALS		859,047
INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 3.7%
Adtran, Inc.	1,416,700	30,601
Alvarion Ltd. (a)	799,200	10,709
Avocent Corp. (a)	642,111	22,859
Comverse Technology, Inc. (a)	2,087,400	43,084
Foundry Networks, Inc. (a)	1,688,400	20,480
Harris Corp.	688,300	42,351
QUALCOMM, Inc.	400,300	16,737
Research in Motion Ltd. (a)	594,600	52,412
SafeNet, Inc. (a)	151,200	4,631
Sonus Networks, Inc. (a)	92,200	544
Tekelec (a)	1,031,300	23,019
Telefonaktiebolaget LM Ericsson ADR (a)	1,603,500	46,357
		313,784
Computers & Peripherals - 0.8%
Diebold, Inc.	293,300	14,034
Network Appliance, Inc. (a)	2,232,500	54,629
UNOVA, Inc. (a)	86,900	1,334
		69,997
Electronic Equipment & Instruments - 2.7%
Amphenol Corp. Class A (a)	2,111,900	72,502
Arrow Electronics, Inc. (a)	1,297,287	31,083
CDW Corp.	707,400	43,880
Dionex Corp. (a)	163,300	9,145
Mettler-Toledo International, Inc. (a)	276,300	13,235
Molex, Inc.	281,000	8,309
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
National Instruments Corp.	452,800	$12,466
Sanmina-SCI Corp. (a)	2,078,200	16,626
Symbol Technologies, Inc.	609,100	8,948
Tech Data Corp. (a)	196,200	7,925
		224,119
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	750,400	10,393
Ask Jeeves, Inc. (a)(d)	1,763,800	45,471
Google, Inc. Class A	71,900	13,712
Lastminute.com PLC (a)(e)	28,577,523	58,555
Shopping.Com Ltd.	25,600	690
Websense, Inc. (a)	175,876	7,135
Yahoo!, Inc. (a)	771,098	27,906
		163,862
IT Services - 2.2%
Affiliated Computer Services, Inc. Class A (a)	571,120	31,155
Alliance Data Systems Corp. (a)	207,300	8,765
Cognizant Technology Solutions Corp. Class A (a)	360,300	12,250
Computer Sciences Corp. (a)	359,100	17,836
CSG Systems International, Inc. (a)	731,390	12,295
DST Systems, Inc. (a)	544,200	24,407
Infosys Technologies Ltd. sponsored ADR (d)	922,600	61,353
Kanbay International, Inc.	78,700	1,880
SRA International, Inc. Class A (a)	7,000	376
Telvent GIT SA	808,000	7,458
Titan Corp. (a)	549,000	8,147
		185,922
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	294,825	15,623
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)	598,100	10,060
Altera Corp. (a)	1,256,300	28,556
Axcelis Technologies, Inc. (a)(e)	6,190,506	53,238
Cymer, Inc. (a)	362,100	10,327
FormFactor, Inc. (a)	1,484,700	34,816
Integrated Device Technology, Inc. (a)	802,500	9,486
International Rectifier Corp. (a)	659,400	26,211
Intersil Corp. Class A	85,000	1,387
Lam Research Corp. (a)	2,450,500	63,787
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)	1,419,600	$40,558
Mattson Technology, Inc. (a)	754,100	6,327
Microchip Technology, Inc.	565,242	17,099
Microsemi Corp. (a)	29,900	465
Sigmatel, Inc. (a)	544,352	16,058
Silicon Laboratories, Inc. (a)	1,155,800	34,639
Varian Semiconductor Equipment Associates, Inc. (a)(e)	2,031,480	70,310
		423,324
Software - 4.6%
Amdocs Ltd. (a)	1,569,300	39,468
Autodesk, Inc.	266,200	14,042
BEA Systems, Inc. (a)	1,253,400	10,178
Cadence Design Systems, Inc. (a)	2,586,900	32,181
Cognos, Inc. (a)	173,600	6,892
Dassault Systemes SA sponsored ADR	717,800	36,357
Fair, Isaac & Co., Inc.	317,100	9,576
FileNET Corp. (a)(e)	2,422,968	67,431
Hyperion Solutions Corp. (a)	216,700	8,696
Internet Security Systems, Inc. (a)	909,954	19,801
McAfee, Inc. (a)	358,800	8,683
NAVTEQ Corp.	364,200	14,681
Novell, Inc. (a)	6,933,896	49,855
SAP AG sponsored ADR	653,200	27,859
TIBCO Software, Inc. (a)	4,132,700	40,170
		385,870
TOTAL INFORMATION TECHNOLOGY		1,782,501
MATERIALS - 2.0%
Chemicals - 0.6%
Cytec Industries, Inc.	168,600	7,842
Ferro Corp.	317,000	6,679
Great Lakes Chemical Corp.	308,100	7,894
Lyondell Chemical Co.	371,900	8,546
Minerals Technologies, Inc.	125,900	7,567
Praxair, Inc.	193,500	8,166
Syngenta AG sponsored ADR	1,400	27
		46,721
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Construction Materials - 0.3%
Eagle Materials, Inc.	87,400	$6,040
Martin Marietta Materials, Inc.	173,000	7,877
Texas Industries, Inc.	176,700	8,999
		22,916
Containers & Packaging - 0.4%
Packaging Corp. of America	933,200	20,465
Smurfit-Stone Container Corp. (a)	970,900	16,855
		37,320
Metals & Mining - 0.6%
Peabody Energy Corp.	840,100	53,582
Paper & Forest Products - 0.1%
International Paper Co.	161,100	6,204
TOTAL MATERIALS		166,743
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.4%
Citizens Communications Co.	2,421,000	32,441
Wireless Telecommunication Services - 2.7%
Alamosa Holdings, Inc. (a)	1,147,100	11,511
America Movil SA de CV sponsored ADR	1,076,200	47,353
Mobile TeleSystems OJSC sponsored ADR	56,700	8,228
Nextel Communications, Inc. Class A (a)	1,834,900	48,607
Nextel Partners, Inc. Class A (a)	2,490,500	41,940
NII Holdings, Inc. (a)	1,244,235	55,082
Telephone & Data Systems, Inc.	84,901	6,359
Western Wireless Corp. Class A (a)	175,400	5,111
		224,191
TOTAL TELECOMMUNICATION SERVICES		256,632
UTILITIES - 0.4%
Gas Utilities - 0.1%
Southern Union Co. (a)	388,500	8,535
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.3%
Equitable Resources, Inc.	481,600	$26,632
TOTAL UTILITIES		35,167
TOTAL COMMON STOCKS (Cost $7,075,561)		7,771,269
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.1%
Insurance - 0.1%
PartnerRe Ltd. 8.00%	148,900	7,782
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
CenturyTel, Inc. 6.875% ACES (a)	899,700	22,380
TOTAL CONVERTIBLE PREFERRED STOCKS		30,162
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Constellation Brands, Inc. (depositary shares) Series A, 5.75%	326,100	10,876
TOTAL PREFERRED STOCKS (Cost $40,348)		41,038
Convertible Bonds - 2.2%
	Principal Amount (000s)
HEALTH CARE - 0.5%
Biotechnology - 0.5%
Cephalon, Inc. 2.5% 12/15/06 (f)	$7,447	7,270
Invitrogen Corp.:
1.5% 2/15/24 (f)	10,000	8,950
1.5% 2/15/24	36,350	32,533
		48,753
Convertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.3%
Comverse Technology, Inc. 1.5% 12/1/05	$25,355	$24,721
Computers & Peripherals - 0.0%
McDATA Corp. 2.25% 2/15/10 (f)	1,434	1,400
Electronic Equipment & Instruments - 0.6%
Sanmina-SCI Corp. 0% 9/12/20	72,500	38,425
Tech Data Corp. 2% 12/15/21 (f)	10,000	9,923
		48,348
Semiconductors & Semiconductor Equipment - 0.2%
ATMI, Inc. 5.25% 11/15/06 (f)	2,425	2,850
International Rectifier Corp. 4.25% 7/15/07	14,500	14,355
		17,205
Software - 0.6%
Symantec Corp. 3% 11/1/06 (f)	15,000	50,025
TOTAL INFORMATION TECHNOLOGY		141,699
TOTAL CONVERTIBLE BONDS (Cost $141,856)		190,452
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 1.79% (b)	345,275,856	345,276
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	91,670,850	91,671
TOTAL MONEY MARKET FUNDS (Cost $436,947)		436,947
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $7,694,712)		8,439,706
NET OTHER ASSETS - (0.3)%		(26,347)
NET ASSETS - 100%		$8,413,359
Security Type Abbreviations
ACES	-	Automatic Common Exchange Securities
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c)Includes investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company

(f)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $90,826,000 or 1.1% of net assets.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.4%
Bermuda	1.5%
United Kingdom	1.5%
Switzerland	1.3%
France	1.1%
Canada	1.0%
Netherlands	1.0%
Others (individually less than 1%)	5.2%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$-	$7,000	$4,950	$-	$-
Alnylam Pharmaceuticals, Inc.	-	6,309	-	-	5,479
Axcelis Technologies, Inc.	46,253	30,379	10,671	-	53,238
FileNET Corp.	33,809	26,565	-	-	67,431
Internet Security Systems, Inc.	41,603	671	40,346	-	-
Lastminute.com PLC	-	19,563	3,920	-	58,555
Varian Semiconductor Equipment Associates, Inc.	47,883	34,710	17,992	-	70,310
Totals	$169,548	$125,197	$77,879	$-	$255,013
Income Tax Information
At April 30, 2004, the fund had a capital loss carryforward of approximately $929,887,000 all of which will expire on April 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $88,460) (cost $7,694,712) - See accompanying schedule		$8,439,706
Receivable for investments sold		118,690
Receivable for fund shares sold		26,235
Dividends receivable		3,332
Interest receivable		1,397
Other affiliated receivables		9
Other receivables		1,769
Total assets		8,591,138

Liabilities
Payable to custodian bank	$591
Payable for investments purchased	72,175
Payable for fund shares redeemed	8,451
Accrued management fee	2,845
Other affiliated payables	2,003
Other payables and accrued expenses	43
Collateral on securities loaned, at value	91,671
Total liabilities		177,779

Net Assets		$8,413,359
Net Assets consist of:
Paid in capital		$8,541,662
Undistributed net investment income		28,646
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(901,960)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		745,011
Net Assets, for 390,614 shares outstanding		$8,413,359
Net Asset Value, offering price and redemption price per share ($8,413,359 ÷ 390,614 shares)		$21.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)

Investment Income
Dividends		$28,865
Interest		8,247
Security lending		297
Total income		37,409

Expenses
Management fee Basic fee	$23,362
Performance adjustment	(6,557)
Transfer agent fees	11,023
Accounting and security lending fees	593
Non-interested trustees' compensation	24
Depreciation in deferred trustee compensation account	(2)
Custodian fees and expenses	117
Registration fees	36
Audit	35
Legal	14
Interest	2
Miscellaneous	41
Total expenses before reductions	28,688
Expense reductions	(2,688)	26,000
Net investment income (loss)		11,409
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $(3,518) from affiliated issuers)	61,355
Foreign currency transactions	(57)
Total net realized gain (loss)		61,298
Change in net unrealized appreciation (depreciation) on: Investment securities	113,561
Assets and liabilities in foreign currencies	(20)
Total change in net unrealized appreciation (depreciation)		113,541
Net gain (loss)		174,839
Net increase (decrease) in net assets resulting from operations		$186,248

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,409	$24,882
Net realized gain (loss)	61,298	843,364
Change in net unrealized appreciation (depreciation)	113,541	615,184
Net increase (decrease) in net assets resulting from operations	186,248	1,483,430
Distributions to shareholders from net investment income	(7,796)	(31,826)
Share transactions Proceeds from sales of shares	834,893	2,505,888
Reinvestment of distributions	7,621	31,039
Cost of shares redeemed	(820,599)	(1,283,322)
Net increase (decrease) in net assets resulting from share transactions	21,915	1,253,605
Redemption fees	75	257
Total increase (decrease) in net assets	200,442	2,705,466

Net Assets
Beginning of period	8,212,917	5,507,451
End of period (including undistributed net investment income of $28,646 and undistributed net investment income of $25,033, respectively)	$8,413,359	$8,212,917
Other Information Shares
Sold	39,912	122,333
Issued in reinvestment of distributions	354	1,556
Redeemed	(39,387)	(61,953)
Net increase (decrease)	879	61,936

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$21.07	$16.80	$21.42	$24.14	$25.13	$19.22
Income from Investment Operations
Net investment income (loss)D	.03	.07	.13	.18F	.20	(.04)
Net realized and unrealized gain (loss)	.46	4.29	(4.66)	(2.74)F	1.41	8.55
Total from investment operations	.49	4.36	(4.53)	(2.56)	1.61	8.51
Distributions from net investment income	(.02)	(.09)	(.09)	(.16)	(.10)	(.01)
Distributions from net realized gain	-	-	-	-	(1.99)	(2.59)
Distributions in excess of net realized gain	-	-	-	-	(.51)	-
Total distributions	(.02)	(.09)	(.09)	(.16)	(2.60)	(2.60)
Redemption fees added to paid in capitalD	-G	-G	-G	-G	-G	-
Net asset value, end of period	$21.54	$21.07	$16.80	$21.42	$24.14	$25.13
Total ReturnB,C	2.33%	25.99%	(21.17)%	(10.67)%	6.47%	49.47%
Ratios to Average Net AssetsE
Expenses before expense reductions	.71%A	.70%	.74%	.94%	.90%	.89%
Expenses net of voluntary waivers, if any	.71%A	.70%	.74%	.94%	.90%	.89%
Expenses net of all reductions	.64%A	.65%	.66%	.87%	.84%	.86%
Net investment income (loss)	.28%A	.34%	.75%	.79%	.81%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$8,413	$8,213	$5,507	$6,728	$6,958	$4,071
Portfolio turnover rate	146%A	137%	120%	200%	218%	205%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

FEffective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Mid-Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$1,076,932
Unrealized depreciation	(378,266)
Net unrealized appreciation (depreciation)	$698,666
Cost for federal income tax purposes	$7,741,040

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,827,284 and $6,202,682, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,543 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $353 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$12,351	1.13%	-	$2

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,633 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $9 and $46, respectively.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	12,221,814,216.15	73.238
Against	3,155,449,238.56	18.908
Abstain	587,539,807.37	3.521
Broker Non-Votes	723,047,068.58	4.333
TOTAL	16,687,850,330.66	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	15,841,707,644.41	94.930
Withheld	846,142,686.25	5.070
TOTAL	16,687,850,330.66	100.000
Ralph F. Cox
Affirmative	15,797,852,227.84	94.667
Withheld	889,998,102.82	5.333
TOTAL	16,687,850,330.66	100.000
Laura B. Cronin
Affirmative	15,839,639,342.73	94.917
Withheld	848,210,987.93	5.083
TOTAL	16,687,850,330.66	100.000
Dennis J. Dirks B
Affirmative	15,848,904,973.82	94.973
Withheld	838,945,356.84	5.027
TOTAL	16,687,850,330.66	100.000
	# of Votes	% of Votes
Robert M. Gates
Affirmative	15,823,470,035.51	94.820
Withheld	864,380,295.15	5.180
TOTAL	16,687,850,330.66	100.000
George H. Heilmeier
Affirmative	15,839,665,226.61	94.917
Withheld	848,185,104.05	5.083
TOTAL	16,687,850,330.66	100.000
Abigail P. Johnson
Affirmative	15,781,077,913.19	94.566
Withheld	906,772,417.47	5.434
TOTAL	16,687,850,330.66	100.000
Edward C. Johnson 3d
Affirmative	15,754,759,829.98	94.409
Withheld	933,090,500.68	5.591
TOTAL	16,687,850,330.66	100.000
Donald J. Kirk
Affirmative	15,813,230,768.50	94.759
Withheld	874,619,562.16	5.241
TOTAL	16,687,850,330.66	100.000
Marie L. Knowles
Affirmative	15,851,883,968.67	94.991
Withheld	835,966,361.99	5.009
TOTAL	16,687,850,330.66	100.000
Ned C. Lautenbach
Affirmative	15,854,530,564.20	95.006
Withheld	833,319,766.46	4.994
TOTAL	16,687,850,330.66	100.000
Marvin L. Mann
Affirmative	15,816,737,319.52	94.780
Withheld	871,113,011.14	5.220
TOTAL	16,687,850,330.66	100.000
	# of Votes	% of Votes
William O. McCoy
Affirmative	15,823,167,179.17	94.818
Withheld	864,683,151.49	5.182
TOTAL	16,687,850,330.66	100.000
Robert L. Reynolds
Affirmative	15,845,001,714.22	94.949
Withheld	842,848,616.44	5.051
TOTAL	16,687,850,330.66	100.000
Cornelia M. Small B
Affirmative	15,840,247,943.36	94.921
Withheld	847,602,387.30	5.079
TOTAL	16,687,850,330.66	100.000
William S. Stavropoulos
Affirmative	15,830,742,293.62	94.864
Withheld	857,108,037.04	5.136
TOTAL	16,687,850,330.66	100.000
ADenotes trust-wide proposals and voting results. BEffective January 1, 2005.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

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The Northern Trust Company

Chicago, IL

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MCS-USAN-1204
1.784862.101

Spartan®

500 Index

Fund

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	4	Ned Johnson's message to shareholders.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	7	A summary of major shifts in the fund's investments over the past six months.
Investments	8	A complete list of the fund's investments with their market values.
Financial Statements	27	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	31	Notes to the financial statements.
Proxy Voting Results	35

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's website at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period * May 1, 2004 to October 31, 2004
Actual	$1,000.00	$1,029.00	$.82**
Hypothetical (5% return per year before expenses)	$1,000.00	$1,024.18	$.82**

*Expenses are equal to the Fund's annualized expense ratio of .16%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If current fees were reflected as if they had been in effect throughout the entire period the annualized expense ratio would have been .10% and the expenses paid in the actual and hypothetical examples above would have been $.51 and $.51, respectively.

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.3	2.9
Exxon Mobil Corp.	3.0	2.7
Microsoft Corp.	2.8	2.7
Citigroup, Inc.	2.1	2.4
Wal-Mart Stores, Inc.	2.1	2.4
Pfizer, Inc.	2.0	2.6
Bank of America Corp.	1.7	1.6
Johnson & Johnson	1.6	1.5
American International Group, Inc.	1.5	1.8
International Business Machines Corp.	1.4	1.4
	21.5
Market Sectors as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.3	20.2
Information Technology	16.1	16.2
Health Care	12.5	13.6
Industrials	11.4	10.7
Consumer Discretionary	11.2	11.0
Consumer Staples	10.4	11.5
Energy	7.2	6.1
Telecommunication Services	3.2	3.5
Materials	3.0	2.8
Utilities	3.0	2.8
Asset Allocation (% of fund's net assets)

To match the Standard & Poor's 500SM Index, Spartan® 500 Index seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	75,338	$1,468
Dana Corp.	150,365	2,242
Delphi Corp.	565,105	4,753
Goodyear Tire & Rubber Co. (a)(d)	176,564	1,780
Johnson Controls, Inc.	191,577	10,987
Visteon Corp.	130,476	928
		22,158
Automobiles - 0.6%
Ford Motor Co.	1,842,547	24,008
General Motors Corp.	568,686	21,923
Harley-Davidson, Inc. (d)	297,141	17,106
		63,037
Distributors - 0.1%
Genuine Parts Co.	176,213	7,029
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	637,482	32,231
Darden Restaurants, Inc.	158,895	3,893
Harrah's Entertainment, Inc. (d)	112,715	6,596
Hilton Hotels Corp.	387,625	7,714
International Game Technology	347,038	11,466
Marriott International, Inc. Class A (d)	230,488	12,559
McDonald's Corp.	1,265,004	36,875
Starbucks Corp. (a)	400,232	21,164
Starwood Hotels & Resorts Worldwide, Inc. unit	209,620	10,005
Wendy's International, Inc.	114,366	3,816
Yum! Brands, Inc.	292,594	12,728
		159,047
Household Durables - 0.5%
Black & Decker Corp.	80,706	6,479
Centex Corp.	124,441	6,463
Fortune Brands, Inc.	145,040	10,562
KB Home (d)	46,629	3,835
Leggett & Platt, Inc.	193,016	5,430
Maytag Corp.	79,475	1,383
Newell Rubbermaid, Inc. (d)	276,817	5,968
Pulte Homes, Inc.	127,803	7,014
Snap-On, Inc.	58,212	1,710
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	82,475	$3,672
Whirlpool Corp.	66,849	3,927
		56,443
Internet & Catalog Retail - 0.6%
eBay, Inc. (a)	665,632	64,972
Leisure Equipment & Products - 0.2%
Brunswick Corp.	96,246	4,516
Eastman Kodak Co.	288,604	8,739
Hasbro, Inc.	178,078	3,150
Mattel, Inc. (d)	416,996	7,302
		23,707
Media - 3.5%
Clear Channel Communications, Inc.	594,142	19,844
Comcast Corp. Class A (a)	2,250,424	66,388
Dow Jones & Co., Inc.	82,439	3,648
Gannett Co., Inc.	267,974	22,228
Interpublic Group of Companies, Inc. (a)	425,075	5,211
Knight-Ridder, Inc.	77,968	5,343
McGraw-Hill Companies, Inc.	191,325	16,502
Meredith Corp.	50,593	2,479
Omnicom Group, Inc.	188,559	14,877
The New York Times Co. Class A	147,849	5,921
Time Warner, Inc. (a)	4,604,344	76,616
Tribune Co.	320,502	13,846
Univision Communications, Inc. Class A (a)	324,813	10,056
Viacom, Inc. Class B (non-vtg.)	1,746,979	63,747
Walt Disney Co.	2,068,913	52,178
		378,884
Multiline Retail - 1.1%
Big Lots, Inc. (a)(d)	116,002	1,437
Dillard's, Inc. Class A	84,099	1,723
Dollar General Corp.	330,689	6,366
Family Dollar Stores, Inc.	169,455	5,007
Federated Department Stores, Inc.	181,060	9,134
JCPenney Co., Inc.	290,200	10,038
Kohl's Corp. (a)	344,066	17,465
Nordstrom, Inc.	141,402	6,106
Sears, Roebuck & Co. (d)	213,499	7,472
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	909,634	$45,500
The May Department Stores Co.	293,467	7,648
		117,896
Specialty Retail - 2.5%
AutoNation, Inc. (a)	268,461	4,626
AutoZone, Inc. (a)	83,720	6,849
Bed Bath & Beyond, Inc. (a)	302,669	12,346
Best Buy Co., Inc. (d)	327,266	19,381
Boise Cascade Corp.	88,655	2,617
Circuit City Stores, Inc. (d)	200,170	3,253
Gap, Inc.	910,061	18,183
Home Depot, Inc.	2,210,757	90,818
Limited Brands, Inc.	475,874	11,792
Lowe's Companies, Inc.	785,071	44,184
Office Depot, Inc. (a)	315,463	5,107
RadioShack Corp.	160,770	4,812
Sherwin-Williams Co.	143,356	6,124
Staples, Inc.	501,043	14,901
Tiffany & Co., Inc.	147,142	4,316
TJX Companies, Inc.	492,159	11,802
Toys 'R' Us, Inc. (a)	215,462	3,880
		264,991
Textiles Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	189,497	8,836
Jones Apparel Group, Inc.	125,579	4,433
Liz Claiborne, Inc.	108,471	4,434
NIKE, Inc. Class B	265,202	21,564
Reebok International Ltd.	59,559	2,204
VF Corp.	111,024	5,976
		47,447
TOTAL CONSUMER DISCRETIONARY		1,205,611
CONSUMER STAPLES - 10.4%
Beverages - 2.3%
Adolph Coors Co. Class B	37,643	2,511
Anheuser-Busch Companies, Inc.	806,583	40,289
Brown-Forman Corp. Class B (non-vtg.)	122,300	5,491
Coca-Cola Enterprises, Inc.	472,276	9,875
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
Pepsi Bottling Group, Inc.	256,120	$7,182
PepsiCo, Inc.	1,705,838	84,575
The Coca-Cola Co.	2,443,210	99,341
		249,264
Food & Staples Retailing - 3.3%
Albertsons, Inc.	370,365	8,448
Costco Wholesale Corp.	464,386	22,263
CVS Corp.	402,185	17,479
Kroger Co. (a)(d)	744,259	11,246
Safeway, Inc. (a)	450,016	8,208
SUPERVALU, Inc.	136,917	4,038
Sysco Corp.	643,885	20,778
Wal-Mart Stores, Inc.	4,272,098	230,352
Walgreen Co.	1,031,673	37,027
Winn-Dixie Stores, Inc. (a)(d)	143,035	492
		360,331
Food Products - 1.3%
Archer-Daniels-Midland Co.	655,475	12,697
Campbell Soup Co.	413,351	11,094
ConAgra Foods, Inc.	532,097	14,047
General Mills, Inc.	382,839	16,941
H.J. Heinz Co.	351,886	12,791
Hershey Foods Corp.	247,971	12,570
Kellogg Co.	416,295	17,901
McCormick & Co., Inc. (non-vtg.)	138,031	4,890
Sara Lee Corp.	798,793	18,596
Wm. Wrigley Jr. Co.	226,323	14,802
		136,329
Household Products - 1.8%
Clorox Co.	214,528	11,713
Colgate-Palmolive Co.	534,761	23,861
Kimberly-Clark Corp.	497,959	29,713
Procter & Gamble Co.	2,559,933	131,017
		196,304
Personal Products - 0.6%
Alberto-Culver Co.	91,327	4,097
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Avon Products, Inc.	476,165	$18,832
Gillette Co.	1,008,831	41,846
		64,775
Tobacco - 1.1%
Altria Group, Inc.	2,066,090	100,123
Reynolds American, Inc.	149,032	10,262
UST, Inc.	166,375	6,848
		117,233
TOTAL CONSUMER STAPLES		1,124,236
ENERGY - 7.2%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	336,077	14,394
BJ Services Co.	162,634	8,294
Halliburton Co.	444,608	16,468
Nabors Industries Ltd. (a)	149,799	7,358
Noble Corp. (a)	134,831	6,159
Rowan Companies, Inc. (a)	107,549	2,746
Schlumberger Ltd. (NY Shares)	594,620	37,425
Transocean, Inc. (a)	323,078	11,388
		104,232
Oil & Gas - 6.2%
Amerada Hess Corp. (d)	91,780	7,408
Anadarko Pete Corp.	251,958	16,995
Apache Corp.	328,275	16,644
Ashland, Inc.	71,563	4,123
Burlington Resources, Inc.	397,510	16,497
ChevronTexaco Corp.	2,145,003	113,814
ConocoPhillips	693,553	58,473
Devon Energy Corp.	243,430	18,007
El Paso Corp.	645,477	5,771
EOG Resources, Inc.	118,673	7,899
Exxon Mobil Corp.	6,550,873	322,434
Kerr-McGee Corp.	152,050	9,004
Kinder Morgan, Inc.	124,398	8,007
Marathon Oil Corp.	348,475	13,280
Occidental Petroleum Corp.	394,430	22,021
Sunoco, Inc.	75,859	5,641
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Unocal Corp.	266,595	$11,130
Valero Energy Corp.	257,474	11,064
Williams Companies, Inc.	559,347	6,997
		675,209
TOTAL ENERGY		779,441
FINANCIALS - 20.3%
Capital Markets - 2.8%
Bank of New York Co., Inc.	783,453	25,431
Bear Stearns Companies, Inc.	103,788	9,834
Charles Schwab Corp.	1,376,018	12,591
E*TRADE Financial Corp. (a)	375,876	4,849
Federated Investors, Inc. Class B (non-vtg.)	109,161	3,165
Franklin Resources, Inc.	251,123	15,223
Goldman Sachs Group, Inc.	489,340	48,141
Janus Capital Group, Inc.	241,033	3,676
Lehman Brothers Holdings, Inc.	273,227	22,446
Mellon Financial Corp.	426,960	12,339
Merrill Lynch & Co., Inc.	946,012	51,028
Morgan Stanley	1,106,087	56,510
Northern Trust Corp.	221,349	9,416
State Street Corp.	338,604	15,254
T. Rowe Price Group, Inc.	128,144	7,147
		297,050
Commercial Banks - 6.0%
AmSouth Bancorp.	356,201	9,400
Bank of America Corp.	4,095,979	183,459
BB&T Corp.	558,299	22,952
Comerica, Inc. (d)	172,590	10,616
Fifth Third Bancorp	573,913	28,231
First Horizon National Corp.	124,355	5,382
Huntington Bancshares, Inc.	231,287	5,539
KeyCorp	409,644	13,760
M&T Bank Corp.	117,895	12,143
Marshall & Ilsley Corp.	224,392	9,418
National City Corp.	667,367	26,007
North Fork Bancorp, Inc., New York	314,072	13,851
PNC Financial Services Group, Inc.	284,329	14,870
Regions Financial Corp. New	465,309	16,323
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
SouthTrust Corp.	335,174	$14,604
SunTrust Banks, Inc.	360,688	25,385
Synovus Financial Corp.	311,561	8,471
U.S. Bancorp, Delaware	1,892,388	54,141
Wachovia Corp.	1,318,521	64,884
Wells Fargo & Co.	1,700,433	101,550
Zions Bancorp	90,140	5,965
		646,951
Consumer Finance - 1.3%
American Express Co.	1,276,643	67,751
Capital One Financial Corp.	243,195	17,938
MBNA Corp.	1,286,582	32,975
Providian Financial Corp.	294,743	4,583
SLM Corp.	439,012	19,870
		143,117
Diversified Financial Services - 3.7%
CIT Group, Inc.	212,597	8,589
Citigroup, Inc.	5,216,383	231,451
J.P. Morgan Chase & Co.	3,586,859	138,453
Moody's Corp.	149,032	11,596
Principal Financial Group, Inc.	315,596	11,917
		402,006
Insurance - 4.1%
ACE Ltd.	286,000	10,885
AFLAC, Inc.	510,688	18,323
Allstate Corp.	697,821	33,558
AMBAC Financial Group, Inc.	109,212	8,525
American International Group, Inc.	2,623,567	159,277
Aon Corp.	318,047	6,491
Cincinnati Financial Corp.	169,482	7,076
Hartford Financial Services Group, Inc.	295,234	17,265
Jefferson-Pilot Corp.	137,423	6,636
Lincoln National Corp.	177,213	7,762
Loews Corp.	186,784	11,188
Marsh & McLennan Companies, Inc.	524,255	14,501
MBIA, Inc. (d)	144,248	8,346
MetLife, Inc.	755,372	28,969
Progressive Corp.	201,535	18,854
Prudential Financial, Inc.	522,619	24,286
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
SAFECO Corp.	126,774	$5,862
St. Paul Travelers Companies, Inc.	673,436	22,870
The Chubb Corp.	192,332	13,873
Torchmark Corp.	110,431	5,965
UnumProvident Corp.	298,473	4,077
XL Capital Ltd. Class A	139,347	10,103
		444,692
Real Estate - 0.5%
Apartment Investment & Management Co. Class A	95,308	3,497
Equity Office Properties Trust	405,726	11,409
Equity Residential (SBI)	282,633	9,426
Plum Creek Timber Co., Inc. (d)	184,601	6,699
ProLogis	183,079	7,136
Simon Property Group, Inc.	222,653	12,985
		51,152
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	567,027	18,105
Fannie Mae	974,654	68,372
Freddie Mac	691,791	46,073
Golden West Financial Corp., Delaware	153,845	17,988
MGIC Investment Corp.	99,205	6,380
Sovereign Bancorp, Inc.	345,653	7,483
Washington Mutual, Inc.	878,637	34,012
		198,413
TOTAL FINANCIALS		2,183,381
HEALTH CARE - 12.5%
Biotechnology - 1.3%
Amgen, Inc. (a)	1,274,846	72,411
Applera Corp. - Applied Biosystems Group	203,242	3,878
Biogen Idec, Inc. (a)	340,753	19,818
Chiron Corp. (a)	189,028	6,128
Genzyme Corp. - General Division (a)	229,580	12,046
Gilead Sciences, Inc. (a)	433,569	15,014
MedImmune, Inc. (a)	250,988	7,133
		136,428
Health Care Equipment & Supplies - 2.2%
Bausch & Lomb, Inc.	53,560	3,265
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.	619,077	$19,043
Becton, Dickinson & Co.	252,295	13,245
Biomet, Inc.	255,784	11,940
Boston Scientific Corp. (a)	848,041	29,936
C.R. Bard, Inc.	105,555	5,996
Fisher Scientific International, Inc. (a)	115,731	6,638
Guidant Corp.	316,771	21,103
Hospira, Inc. (a)	157,140	5,014
Medtronic, Inc.	1,217,853	62,244
Millipore Corp. (a)	49,927	2,296
PerkinElmer, Inc.	129,023	2,650
St. Jude Medical, Inc. (a)	178,231	13,647
Stryker Corp.	404,050	17,411
Thermo Electron Corp. (a)	164,423	4,768
Waters Corp. (a)	119,053	4,916
Zimmer Holdings, Inc. (a)	246,756	19,146
		243,258
Health Care Providers & Services - 2.0%
Aetna, Inc.	154,637	14,691
AmerisourceBergen Corp.	113,222	6,232
Anthem, Inc. (a)	140,585	11,303
Cardinal Health, Inc.	433,395	20,261
Caremark Rx, Inc. (a)	469,240	14,063
CIGNA Corp.	138,485	8,788
Express Scripts, Inc. (a)	78,129	5,000
HCA, Inc.	486,028	17,852
Health Management Associates, Inc. Class A	245,101	5,064
Humana, Inc. (a)	160,498	3,074
IMS Health, Inc. (d)	235,490	4,988
Laboratory Corp. of America Holdings (a)	140,537	6,437
Manor Care, Inc.	88,061	2,883
McKesson Corp.	295,637	7,882
Medco Health Solutions, Inc. (a)	274,006	9,292
Quest Diagnostics, Inc.	102,594	8,981
Tenet Healthcare Corp. (a)	469,386	5,032
UnitedHealth Group, Inc.	669,333	48,460
WellPoint Health Networks, Inc. (a)	158,157	15,446
		215,729
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 7.0%
Abbott Laboratories	1,572,044	$67,016
Allergan, Inc.	132,641	9,492
Bristol-Myers Squibb Co.	1,958,746	45,893
Eli Lilly & Co.	1,138,456	62,513
Forest Laboratories, Inc. (a)	372,858	16,629
Johnson & Johnson	2,988,805	174,486
King Pharmaceuticals, Inc. (a)	243,245	2,654
Merck & Co., Inc.	2,234,178	69,952
Mylan Laboratories, Inc. (d)	270,607	4,660
Pfizer, Inc.	7,603,431	220,119
Schering-Plough Corp.	1,482,646	26,851
Watson Pharmaceuticals, Inc. (a)	110,215	3,089
Wyeth	1,343,110	53,254
		756,608
TOTAL HEALTH CARE		1,352,023
INDUSTRIALS - 11.4%
Aerospace & Defense - 1.9%
General Dynamics Corp.	201,314	20,558
Goodrich Corp.	119,562	3,686
Honeywell International, Inc.	865,566	29,152
Lockheed Martin Corp.	447,988	24,680
Northrop Grumman Corp.	361,017	18,683
Raytheon Co.	454,236	16,571
Rockwell Collins, Inc.	178,272	6,323
The Boeing Co.	845,288	42,180
United Technologies Corp.	515,199	47,821
		209,654
Air Freight & Logistics - 1.1%
FedEx Corp.	302,497	27,564
Ryder System, Inc.	64,840	3,248
United Parcel Service, Inc. Class B	1,132,219	89,649
		120,461
Airlines - 0.1%
Delta Air Lines, Inc. (a)(d)	126,483	689
Southwest Airlines Co.	795,692	12,548
		13,237
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - 0.2%
American Standard Companies, Inc. (a)	215,408	$7,877
Masco Corp.	436,299	14,948
		22,825
Commercial Services & Supplies - 1.0%
Allied Waste Industries, Inc. (a)	320,419	2,615
Apollo Group, Inc. Class A (a)	194,218	12,818
Avery Dennison Corp.	111,232	6,767
Cendant Corp.	1,063,056	21,888
Cintas Corp.	172,382	7,437
Deluxe Corp.	50,379	1,919
Equifax, Inc.	137,176	3,587
H&R Block, Inc.	166,036	7,895
Monster Worldwide, Inc. (a)(d)	119,429	3,350
Pitney Bowes, Inc.	232,741	10,182
R.R. Donnelley & Sons Co.	220,628	6,939
Robert Half International, Inc.	173,506	4,603
Waste Management, Inc.	583,911	16,630
		106,630
Construction & Engineering - 0.0%
Fluor Corp.	84,014	3,902
Electrical Equipment - 0.4%
American Power Conversion Corp.	201,786	3,890
Cooper Industries Ltd. Class A	95,346	6,093
Emerson Electric Co.	423,072	27,098
Power-One, Inc. (a)	84,434	593
Rockwell Automation, Inc.	185,615	7,738
		45,412
Industrial Conglomerates - 4.6%
3M Co.	788,161	61,138
General Electric Co.	10,631,875	362,766
Textron, Inc.	139,561	9,511
Tyco International Ltd.	2,022,799	63,010
		496,425
Machinery - 1.5%
Caterpillar, Inc.	345,122	27,796
Crane Co.	59,410	1,656
Cummins, Inc.	44,609	3,126
Danaher Corp.	310,419	17,113
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	249,883	$14,938
Dover Corp.	204,745	8,040
Eaton Corp.	152,556	9,756
Illinois Tool Works, Inc.	304,369	28,087
Ingersoll-Rand Co. Ltd. Class A	174,525	11,944
ITT Industries, Inc.	92,922	7,540
Navistar International Corp. (a)	70,301	2,429
PACCAR, Inc.	174,773	12,114
Pall Corp.	125,970	3,258
Parker Hannifin Corp.	120,275	8,495
		156,292
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	374,990	15,678
CSX Corp.	216,312	7,895
Norfolk Southern Corp.	396,432	13,459
Union Pacific Corp.	261,031	16,437
		53,469
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	91,649	5,370
TOTAL INDUSTRIALS		1,233,677
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 2.8%
ADC Telecommunications, Inc. (a)	814,542	1,800
Andrew Corp. (a)	161,920	2,264
Avaya, Inc. (a)	455,796	6,563
CIENA Corp. (a)	573,138	1,416
Cisco Systems, Inc. (a)	6,808,640	130,794
Comverse Technology, Inc. (a)	196,998	4,066
Corning, Inc. (a)	1,403,353	16,068
JDS Uniphase Corp. (a)	1,450,203	4,597
Lucent Technologies, Inc. (a)	4,339,533	15,405
Motorola, Inc.	2,379,016	41,062
QUALCOMM, Inc.	1,639,113	68,531
Scientific-Atlanta, Inc. (d)	154,232	4,224
Tellabs, Inc. (a)	419,115	3,353
		300,143
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	390,630	$20,520
Dell, Inc. (a)	2,514,027	88,142
EMC Corp. (a)	2,421,441	31,164
Gateway, Inc. (a)	375,296	2,195
Hewlett-Packard Co.	3,040,958	56,744
International Business Machines Corp.	1,686,874	151,397
Lexmark International, Inc. Class A (a)(d)	130,423	10,839
NCR Corp. (a)	94,857	5,345
Network Appliance, Inc. (a)	360,171	8,813
QLogic Corp. (a)	93,009	3,023
Sun Microsystems, Inc. (a)	3,349,266	15,172
		393,354
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	488,992	12,254
Jabil Circuit, Inc. (a)	202,355	4,919
Molex, Inc. (d)	190,951	5,646
Sanmina-SCI Corp. (a)	524,782	4,198
Solectron Corp. (a)	968,374	5,055
Symbol Technologies, Inc.	241,016	3,541
Tektronix, Inc.	92,380	2,802
		38,415
Internet Software & Services - 0.5%
Yahoo!, Inc. (a)	1,370,065	49,583
IT Services - 1.2%
Affiliated Computer Services, Inc. Class A (a)	128,864	7,030
Automatic Data Processing, Inc.	588,228	25,523
Computer Sciences Corp. (a)	190,036	9,439
Convergys Corp. (a)	143,538	1,867
Electronic Data Systems Corp.	515,924	10,974
First Data Corp.	863,443	35,643
Fiserv, Inc. (a)	196,643	6,989
Paychex, Inc.	380,730	12,486
Sabre Holdings Corp. Class A	138,210	2,973
SunGard Data Systems, Inc. (a)	290,408	7,693
Unisys Corp. (a)	337,182	3,581
		124,198
Office Electronics - 0.1%
Xerox Corp. (a)(d)	844,959	12,480
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	357,402	$6,012
Altera Corp. (a)	374,335	8,509
Analog Devices, Inc.	381,018	15,340
Applied Materials, Inc. (a)	1,710,076	27,532
Applied Micro Circuits Corp. (a)	315,324	1,148
Broadcom Corp. Class A (a)	324,333	8,773
Intel Corp.	6,459,735	143,794
KLA-Tencor Corp. (a)	197,735	9,003
Linear Technology Corp.	309,648	11,729
LSI Logic Corp. (a)	387,585	1,764
Maxim Integrated Products, Inc.	327,006	14,385
Micron Technology, Inc. (a)	615,745	7,500
National Semiconductor Corp. (a)	360,597	6,022
Novellus Systems, Inc. (a)	143,769	3,725
NVIDIA Corp. (a)	167,702	2,427
PMC-Sierra, Inc. (a)	178,172	1,828
Teradyne, Inc. (a)	195,479	3,237
Texas Instruments, Inc.	1,743,150	42,620
Xilinx, Inc.	349,500	10,695
		326,043
Software - 4.5%
Adobe Systems, Inc.	241,452	13,529
Autodesk, Inc.	114,291	6,029
BMC Software, Inc. (a)	224,639	4,250
Citrix Systems, Inc. (a)	170,324	4,110
Computer Associates International, Inc.	589,427	16,333
Compuware Corp. (a)	388,879	2,252
Electronic Arts, Inc. (a)	305,794	13,736
Intuit, Inc. (a)	192,888	8,749
Mercury Interactive Corp. (a)	93,797	4,074
Microsoft Corp.	10,948,526	306,449
Novell, Inc. (a)	389,379	2,800
Oracle Corp. (a)	5,206,836	65,919
Parametric Technology Corp. (a)	271,003	1,407
PeopleSoft, Inc. (a)	369,439	7,673
Siebel Systems, Inc. (a)	509,019	4,836
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	317,348	$18,070
VERITAS Software Corp. (a)	435,847	9,536
		489,752
TOTAL INFORMATION TECHNOLOGY		1,733,968
MATERIALS - 3.0%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	228,877	12,172
Dow Chemical Co.	945,983	42,512
E.I. du Pont de Nemours & Co.	1,004,858	43,078
Eastman Chemical Co.	78,392	3,721
Ecolab, Inc.	259,236	8,775
Engelhard Corp.	125,246	3,544
Great Lakes Chemical Corp.	51,144	1,310
Hercules, Inc. (a)	112,546	1,607
International Flavors & Fragrances, Inc.	94,886	3,705
Monsanto Co.	268,889	11,495
PPG Industries, Inc.	172,962	11,026
Praxair, Inc.	327,201	13,808
Rohm & Haas Co.	225,910	9,576
Sigma Aldrich Corp.	69,585	3,872
		170,201
Construction Materials - 0.0%
Vulcan Materials Co.	102,959	5,125
Containers & Packaging - 0.2%
Ball Corp.	113,152	4,509
Bemis Co., Inc.	107,682	2,850
Pactiv Corp. (a)	151,338	3,585
Sealed Air Corp. (a)	84,561	4,189
Temple-Inland, Inc.	56,113	3,317
		18,450
Metals & Mining - 0.7%
Alcoa, Inc.	875,902	28,467
Allegheny Technologies, Inc.	95,947	1,613
Freeport-McMoRan Copper & Gold, Inc. Class B	178,285	6,457
Newmont Mining Corp.	446,458	21,216
Nucor Corp. (d)	159,642	6,742
Phelps Dodge Corp.	94,656	8,286
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
United States Steel Corp.	114,163	$4,192
Worthington Industries, Inc.	87,918	1,745
		78,718
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.	259,974	8,993
International Paper Co.	489,662	18,857
Louisiana-Pacific Corp.	110,040	2,697
MeadWestvaco Corp.	203,217	6,407
Weyerhaeuser Co.	241,124	15,104
		52,058
TOTAL MATERIALS		324,552
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.9%
ALLTEL Corp.	310,399	17,050
AT&T Corp.	800,257	13,692
BellSouth Corp.	1,843,504	49,166
CenturyTel, Inc.	135,967	4,363
Citizens Communications Co. (d)	333,876	4,474
Qwest Communications International, Inc. (a)(d)	1,827,741	6,251
SBC Communications, Inc.	3,336,751	84,286
Sprint Corp.	1,462,722	30,644
Verizon Communications, Inc.	2,787,774	109,002
		318,928
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	1,121,317	29,704
TOTAL TELECOMMUNICATION SERVICES		348,632
UTILITIES - 3.0%
Electric Utilities - 2.0%
Allegheny Energy, Inc. (a)	138,069	2,528
Ameren Corp.	195,630	9,390
American Electric Power Co., Inc.	398,417	13,120
CenterPoint Energy, Inc.	309,687	3,255
Cinergy Corp.	181,836	7,186
Consolidated Edison, Inc.	243,135	10,564
DTE Energy Co.	174,941	7,472
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International	328,083	$10,007
Entergy Corp.	228,491	14,934
Exelon Corp.	664,754	26,338
FirstEnergy Corp.	332,136	13,727
FPL Group, Inc.	186,550	12,853
PG&E Corp. (a)	403,703	12,935
Pinnacle West Capital Corp. (d)	91,955	3,919
PPL Corp.	190,226	9,892
Progress Energy, Inc.	248,514	10,264
Southern Co.	743,328	23,482
TECO Energy, Inc.	200,160	2,802
TXU Corp.	298,880	18,297
Xcel Energy, Inc.	402,609	6,885
		219,850
Gas Utilities - 0.2%
KeySpan Corp.	161,293	6,444
Nicor, Inc.	44,372	1,665
NiSource, Inc.	265,326	5,691
Peoples Energy Corp.	37,893	1,621
		15,421
Multi-Utilities & Unregulated Power - 0.8%
AES Corp. (a)	650,923	7,095
Calpine Corp. (a)(d)	536,544	1,336
CMS Energy Corp. (a)	191,102	1,789
Constellation Energy Group, Inc.	176,688	7,177
Dominion Resources, Inc.	332,531	21,388
Duke Energy Corp.	944,323	23,164
Dynegy, Inc. Class A (a)	382,177	1,884
Public Service Enterprise Group, Inc.	238,882	10,174
Sempra Energy	233,411	7,829
		81,836
TOTAL UTILITIES		317,107
TOTAL COMMON STOCKS (Cost $8,837,786)		10,602,628
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills, yield at date of purchase 1.61% 1/6/05 (e) (Cost $14,955)	$15,000	$14,950
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 1.79% (b)	161,172,998	161,173
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	26,876,188	26,876
TOTAL MONEY MARKET FUNDS (Cost $188,049)		188,049
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $9,040,790)		10,805,627
NET OTHER ASSETS - (0.2)%		(19,749)
NET ASSETS - 100%		$10,785,878
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
628 S&P 500 Index Contracts	Dec. 2004	$177,457	$2,082
119 S&P 500 E-Mini Index Contracts	Dec. 2004	6,725	69
TOTAL EQUITY INDEX CONTRACTS		$184,182	$2,151

The face value of futures purchased as a percentage of net assets - 1.7%
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c)Includes investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,262,000.
Income Tax Information
At April 30, 2004, the fund had a capital loss carryforward of approximately $427,826,000 of which $100,442,000 and $327,384,000 will expire on April 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,290) (cost $9,040,790) - See accompanying schedule		$10,805,627
Receivable for fund shares sold		8,581
Dividends receivable		13,666
Interest receivable		137
Receivable for daily variation on futures contracts		445
Receivable from investment adviser for expense reductions		2,343
Other affiliated receivables		13
Other receivables		29
Total assets		10,830,841

Liabilities
Payable for investments purchased	$6,434
Payable for fund shares redeemed	8,350
Accrued management fee	2,123
Other affiliated payables	1,099
Other payables and accrued expenses	81
Collateral on securities loaned, at value	26,876
Total liabilities		44,963

Net Assets		$10,785,878
Net Assets consist of:
Paid in capital		$9,401,804
Undistributed net investment income		81,261
Accumulated undistributed net realized gain (loss) on investments		(464,175)
Net unrealized appreciation (depreciation) on investments		1,766,988
Net Assets, for 137,399 shares outstanding		$10,785,878
Net Asset Value, offering price and redemption price per share ($10,785,878 ÷ 137,399 shares)		$78.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)

Investment Income
Dividends		$89,087
Interest		814
Security lending		99
Total income		90,000

Expenses
Management fee	$12,485
Transfer agent fees	5,583
Accounting and security lending fees	536
Non-interested trustees' compensation	29
Custodian fees and expenses	75
Registration fees	109
Audit	39
Legal	16
Miscellaneous	51
Total expenses before reductions	18,923
Expense reductions	(10,645)	8,278
Net investment income (loss)		81,722
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(6,566)
Futures contracts	960
Total net realized gain (loss)		(5,606)
Change in net unrealized appreciation (depreciation) on: Investment securities	216,223
Futures contracts	5,058
Total change in net unrealized appreciation (depreciation)		221,281
Net gain (loss)		215,675
Net increase (decrease) in net assets resulting from operations		$297,397

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,722	$137,821
Net realized gain (loss)	(5,606)	119,712
Change in net unrealized appreciation (depreciation)	221,281	1,470,994
Net increase (decrease) in net assets resulting from operations	297,397	1,728,527
Distributions to shareholders from net investment income	(46,654)	(125,732)
Share transactions Proceeds from sales of shares	929,260	2,632,205
Reinvestment of distributions	43,746	116,510
Cost of shares redeemed	(632,255)	(1,428,124)
Net increase (decrease) in net assets resulting from share transactions	340,751	1,320,591
Redemption fees	162	456
Total increase (decrease) in net assets	591,656	2,923,842

Net Assets
Beginning of period	10,194,222	7,270,380
End of period (including undistributed net investment income of $81,261 and undistributed net investment income of $46,193, respectively)	$10,785,878	$10,194,222
Other Information Shares
Sold	12,049	35,982
Issued in reinvestment of distributions	565	1,627
Redeemed	(8,238)	(19,311)
Net increase (decrease)	4,376	18,298

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$76.63	$63.37	$74.28	$86.16	$100.06	$92.85
Income from Investment Operations
Net investment income (loss) D	.60	1.10	1.02	.96	.96	1.07
Net realized and unrealized gain (loss)	1.62	13.18	(10.95)	(11.88)	(13.90)	8.02
Total from investment operations	2.22	14.28	(9.93)	(10.92)	(12.94)	9.09
Distributions from net investment income	(.35)	(1.02)	(.99)	(.96)	(.97)	(1.19)
Distributions from net realized gain	-	-	-	-	-	(.09)
Distributions in excess of net realized gain	-	-	-	-	-	(.61)
Total distributions	(.35)	(1.02)	(.99)	(.96)	(.97)	(1.89)
Redemption fees added to paid in capital D	- F	- F	.01	- F	.01	.01
Net asset value, end of period	$78.50	$76.63	$63.37	$74.28	$86.16	$100.06
Total Return B, C	2.90%	22.65%	(13.38)%	(12.77)%	(13.02)%	9.91%
Ratios to Average Net Assets E
Expenses before expense reductions	.36% A	.39%	.41%	.39%	.38%	.38%
Expenses net of voluntary waivers, if any	.16%A	.19%	.19%	.19%	.19%	.19%
Expenses net of all reductions	.16%A	.19%	.19%	.19%	.19%	.19%
Net investment income (loss)	1.57%A	1.51%	1.62%	1.21%	1.02%	1.12%
Supplemental Data
Net assets, end of period (in millions)	$10,786	$10,194	$7,270	$8,421	$9,232	$10,069
Portfolio turnover rate	2% A	4%	9%	4%	5%	8%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan 500 Index Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$2,983,802
Unrealized depreciation	(1,261,660)
Net unrealized appreciation (depreciation)	$1,722,142
Cost for federal income tax purposes	$9,083,485

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $488,650 and $127,154, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $712 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded certain levels of average net assets. During the period, these levels ranged between .19% and .10%. The expense limitation in effect at period end was .10%. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $10,643.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $1, respectively.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	12,221,814,216.15	73.238
Against	3,155,449,238.56	18.908
Abstain	587,539,807.37	3.521
Broker Non-Votes	723,047,068.58	4.333
TOTAL	16,687,850,330.66	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	15,841,707,644.41	94.930
Withheld	846,142,686.25	5.070
TOTAL	16,687,850,330.66	100.000
Ralph F. Cox
Affirmative	15,797,852,227.84	94.667
Withheld	889,998,102.82	5.333
TOTAL	16,687,850,330.66	100.000
Laura B. Cronin
Affirmative	15,839,639,342.73	94.917
Withheld	848,210,987.93	5.083
TOTAL	16,687,850,330.66	100.000
Dennis J. Dirks B
Affirmative	15,848,904,973.82	94.973
Withheld	838,945,356.84	5.027
TOTAL	16,687,850,330.66	100.000
	# of Votes	% of Votes
Robert M. Gates
Affirmative	15,823,470,035.51	94.820
Withheld	864,380,295.15	5.180
TOTAL	16,687,850,330.66	100.000
George H. Heilmeier
Affirmative	15,839,665,226.61	94.917
Withheld	848,185,104.05	5.083
TOTAL	16,687,850,330.66	100.000
Abigail P. Johnson
Affirmative	15,781,077,913.19	94.566
Withheld	906,772,417.47	5.434
TOTAL	16,687,850,330.66	100.000
Edward C. Johnson 3d
Affirmative	15,754,759,829.98	94.409
Withheld	933,090,500.68	5.591
TOTAL	16,687,850,330.66	100.000
Donald J. Kirk
Affirmative	15,813,230,768.50	94.759
Withheld	874,619,562.16	5.241
TOTAL	16,687,850,330.66	100.000
Marie L. Knowles
Affirmative	15,851,883,968.67	94.991
Withheld	835,966,361.99	5.009
TOTAL	16,687,850,330.66	100.000
Ned C. Lautenbach
Affirmative	15,854,530,564.20	95.006
Withheld	833,319,766.46	4.994
TOTAL	16,687,850,330.66	100.000
Marvin L. Mann
Affirmative	15,816,737,319.52	94.780
Withheld	871,113,011.14	5.220
TOTAL	16,687,850,330.66	100.000
	# of Votes	% of Votes
William O. McCoy
Affirmative	15,823,167,179.17	94.818
Withheld	864,683,151.49	5.182
TOTAL	16,687,850,330.66	100.000
Robert L. Reynolds
Affirmative	15,845,001,714.22	94.949
Withheld	842,848,616.44	5.051
TOTAL	16,687,850,330.66	100.000
Cornelia M. Small B
Affirmative	15,840,247,943.36	94.921
Withheld	847,602,387.30	5.079
TOTAL	16,687,850,330.66	100.000
William S. Stavropoulos
Affirmative	15,830,742,293.62	94.864
Withheld	857,108,037.04	5.136
TOTAL	16,687,850,330.66	100.000
ADenotes trust-wide proposals and voting results. BEffective January 1, 2005.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

Fidelity's Index Funds

Fidelity® Nasdaq Composite Index® Fund

Four-In-One Index Fund

Spartan® Extended Market Index Fund

Spartan International Index Fund

Spartan 500 Index Fund

Spartan Total Market Index Fund

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance1-800-544-6666

Product Information1-800-544-6666

Retirement Accounts1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)   1-800-544-5555

(automated graphic)   Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SMI-USAN-1204
1.784866.101

Fidelity®

Small Cap Retirement

Fund

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund's investments over the past six months.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	14	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	18	Notes to the financial statements.
Proxy Voting Results	22

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Actual	$1,000.00	$992.90	$5.27
Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.64	$5.36

*Expenses are equal to the Fund's annualized expense ratio of 1.05%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Fisher Scientific International, Inc.	2.6	2.8
Affiliated Computer Services, Inc. Class A	2.5	2.2
Fidelity National Financial, Inc.	2.2	0.0
Alliant Techsystems, Inc.	2.1	0.0
BJ's Wholesale Club, Inc.	2.1	1.6
Corrections Corp. of America	2.0	5.0
Philadelphia Consolidated Holding Corp.	2.0	1.9
NII Holdings, Inc.	1.7	1.3
Renal Care Group, Inc.	1.7	1.7
Computer Sciences Corp.	1.5	1.1
	20.4
Top Five Market Sectors as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.5	14.7
Industrials	15.8	13.4
Consumer Discretionary	14.8	19.1
Health Care	14.7	16.1
Information Technology	12.5	22.3
Asset Allocation (% of fund's net assets)
As of October 31, 2004 *		As of April 30, 2004 **
	Stocks90.9%		Stocks94.5%
	Short-Term Investments and Net Other Assets9.1%		Short-Term Investments and Net Other Assets5.5%
*Foreigninvestments	2.3%	**Foreign investments	2.6%

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 1.5%
Keystone Automotive Industries, Inc. (a)	46,641	$840,704
LKQ Corp.	28,800	471,312
Noble International Ltd.	13,900	261,737
Shiloh Industries, Inc. (a)	3,600	31,500
		1,605,253
Distributors - 0.3%
Advanced Marketing Services, Inc.	29,600	310,800
Hotels, Restaurants & Leisure - 2.7%
AFC Enterprises, Inc. (a)	51,000	1,105,680
Ambassadors Group, Inc.	20,968	655,145
Monarch Casino & Resort, Inc. (a)	9,114	254,554
Penn National Gaming, Inc. (a)	19,063	791,686
		2,807,065
Household Durables - 2.5%
Blount International, Inc. (a)	37,200	537,912
Jarden Corp. (a)	42,850	1,504,892
Yankee Candle Co., Inc. (a)	18,200	504,140
		2,546,944
Internet & Catalog Retail - 0.0%
Sportsmans Guide, Inc. (a)	1,300	30,355
Leisure Equipment & Products - 0.3%
RC2 Corp. (a)	10,067	280,467
Specialty Retail - 5.6%
Asbury Automotive Group, Inc. (a)	17,500	236,775
Big 5 Sporting Goods Corp.	50,302	1,277,168
Group 1 Automotive, Inc. (a)	4,200	118,818
Lithia Motors, Inc. Class A (sub. vtg.)	20,857	472,411
Pomeroy IT Solutions, Inc. (a)	16,285	212,194
Regis Corp.	26,750	1,144,900
The Men's Wearhouse, Inc. (a)	18,300	568,764
The Pep Boys - Manny, Moe & Jack	35,700	507,654
United Auto Group, Inc.	22,100	596,700
Whitehall Jewellers, Inc. (a)	85,300	684,959
		5,820,343
Textiles Apparel & Luxury Goods - 1.9%
Oxford Industries, Inc.	11,800	437,662
Perry Ellis International, Inc. (a)	6,900	148,350
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Skechers U.S.A., Inc. Class A (a)	48,800	$538,752
Warnaco Group, Inc. (a)	44,100	899,640
		2,024,404
TOTAL CONSUMER DISCRETIONARY		15,425,631
CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 2.1%
BJ's Wholesale Club, Inc. (a)	74,276	2,156,232
ENERGY - 5.4%
Energy Equipment & Services - 2.3%
Hydril Co. (a)	6,100	268,339
Oceaneering International, Inc. (a)	16,000	568,800
Oil States International, Inc. (a)	50,600	929,016
Unit Corp. (a)	18,400	682,456
		2,448,611
Oil & Gas - 3.1%
Encore Acquisition Co. (a)	19,400	633,410
Houston Exploration Co. (a)	9,800	574,280
Patina Oil & Gas Corp.	20,300	580,580
Petroleum Development Corp. (a)	23,700	834,714
World Fuel Services Corp.	17,600	600,512
		3,223,496
TOTAL ENERGY		5,672,107
FINANCIALS - 23.5%
Capital Markets - 1.0%
Nuveen Investments, Inc. Class A	19,300	609,880
Waddell & Reed Financial, Inc. Class A	23,400	491,634
		1,101,514
Commercial Banks - 4.7%
Center Financial Corp., California	21,800	428,261
Hanmi Financial Corp.	32,349	982,763
IBERIABANK Corp.	5,350	326,457
Independent Bank Corp., Massachusetts	14,000	461,580
Nara Bancorp, Inc.	48,055	918,331
Old Second Bancorp, Inc.	4,300	126,291
Prosperity Bancshares, Inc.	14,400	392,400
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Republic Bancorp, Inc., Kentucky Class A	10,900	$303,565
Southwest Bancorp, Inc., Oklahoma	10,746	252,316
Umpqua Holdings Corp.	24,300	604,584
Wilshire Bancorp, Inc. (a)	4,200	116,886
		4,913,434
Consumer Finance - 0.3%
Student Loan Corp.	1,900	278,350
Diversified Financial Services - 0.8%
EuroBancshares, Inc.	44,879	832,505
Insurance - 9.8%
Berkshire Hathaway, Inc. Class A (a)	12	1,011,000
Fidelity National Financial, Inc.	59,800	2,256,852
HCC Insurance Holdings, Inc.	15,200	451,440
IPC Holdings Ltd.	10,207	412,975
LandAmerica Financial Group, Inc.	13,300	651,035
Montpelier Re Holdings Ltd.	25,230	940,322
Philadelphia Consolidated Holding Corp. (a)	35,253	2,043,969
Protective Life Corp.	13,800	542,340
Reinsurance Group of America, Inc.	12,700	547,116
StanCorp Financial Group, Inc.	14,300	1,077,934
Universal American Financial Corp. (a)	21,290	258,886
		10,193,869
Thrifts & Mortgage Finance - 6.9%
Bank Mutual Corp.	81,479	1,000,562
Farmer Mac Class C (non-vtg.) (a)	50,400	991,368
Flushing Financial Corp.	10,400	200,408
Harbor Florida Bancshares, Inc.	20,200	647,208
KNBT Bancorp, Inc.	27,560	474,032
NetBank, Inc.	54,109	502,132
Provident Financial Services, Inc.	27,425	493,650
R&G Financial Corp. Class B	12,900	485,298
Rainier Pacific Financial Group, Inc.	34,624	609,382
Sterling Financial Corp., Washington (a)	14,900	559,793
W Holding Co., Inc.	59,921	1,197,821
		7,161,654
TOTAL FINANCIALS		24,481,326
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 14.7%
Biotechnology - 0.8%
Invitrogen Corp. (a)	14,300	$827,970
Health Care Equipment & Supplies - 3.2%
Fisher Scientific International, Inc. (a)	47,464	2,722,537
Nutraceutical International Corp. (a)	38,100	590,550
		3,313,087
Health Care Providers & Services - 10.1%
AMERIGROUP Corp. (a)	12,300	738,000
AmSurg Corp. (a)	23,400	547,326
Centene Corp. (a)	21,900	1,038,717
Corvel Corp. (a)	18,953	495,526
DaVita, Inc. (a)	33,800	1,001,156
Hanger Orthopedic Group, Inc. (a)	13,304	85,811
Mariner Health Care, Inc. (a)	42,800	1,245,480
Molina Healthcare, Inc. (a)	31,500	1,159,830
Omnicare, Inc.	19,704	543,633
Per-Se Technologies, Inc. (a)	13,100	191,129
Pharmaceutical Product Development, Inc. (a)	14,000	591,220
Renal Care Group, Inc. (a)	56,050	1,768,938
WellChoice, Inc. (a)	28,200	1,177,632
		10,584,398
Pharmaceuticals - 0.6%
InKine Pharmaceutical, Inc. (a)	117,200	638,740
TOTAL HEALTH CARE		15,364,195
INDUSTRIALS - 15.8%
Aerospace & Defense - 4.0%
Alliant Techsystems, Inc. (a)	38,400	2,207,616
DRS Technologies, Inc. (a)	28,600	1,035,892
SI International, Inc. (a)	36,225	939,314
		4,182,822
Air Freight & Logistics - 1.2%
Dynamex, Inc. (a)	6,800	140,760
Hub Group, Inc. Class A (a)	7,900	317,738
Pacer International, Inc. (a)	45,500	807,625
		1,266,123
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.4%
ExpressJet Holdings, Inc. Class A (a)	18,404	$204,652
Pinnacle Airlines Corp.	19,700	213,548
		418,200
Building Products - 0.8%
Quixote Corp.	13,582	244,136
Universal Forest Products, Inc.	15,041	551,629
		795,765
Commercial Services & Supplies - 4.6%
Corinthian Colleges, Inc. (a)	18,085	259,701
Corrections Corp. of America (a)	61,151	2,124,997
Exponent, Inc. (a)	2,150	58,050
Standard Parking Corp.	1,000	12,890
The Geo Group, Inc. (a)	63,710	1,274,837
Waste Connections, Inc. (a)	17,600	554,752
West Corp. (a)	19,131	537,964
		4,823,191
Construction & Engineering - 2.0%
Chicago Bridge & Iron Co. NV (NY Shares)	33,800	1,046,110
Jacobs Engineering Group, Inc. (a)	9,400	382,862
URS Corp. (a)	22,700	626,520
		2,055,492
Electrical Equipment - 0.6%
Genlyte Group, Inc. (a)	8,800	647,328
Machinery - 1.6%
AGCO Corp. (a)	25,500	495,210
Gardner Denver, Inc. (a)	19,500	584,610
Oshkosh Truck Co.	10,400	612,560
		1,692,380
Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc.	34,308	643,275
TOTAL INDUSTRIALS		16,524,576
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.7%
Andrew Corp. (a)	20,600	287,988
SiRF Technology Holdings, Inc.	39,800	471,232
		759,220
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.3%
Measurement Specialties, Inc. (a)	52,700	$1,364,930
Internet Software & Services - 1.6%
Bankrate, Inc. (a)	49,213	503,449
j2 Global Communications, Inc. (a)	38,700	1,166,805
		1,670,254
IT Services - 6.8%
Affiliated Computer Services, Inc. Class A (a)	47,982	2,617,418
Anteon International Corp. (a)	14,700	577,710
CACI International, Inc. Class A (a)	10,600	646,282
Computer Sciences Corp. (a)	31,100	1,544,737
Kanbay International, Inc.	19,700	470,633
The BISYS Group, Inc. (a)	80,000	1,168,000
		7,024,780
Semiconductors & Semiconductor Equipment - 0.6%
NVIDIA Corp. (a)	42,200	610,634
Software - 1.5%
Blackbaud, Inc.	58,000	721,520
Moldflow Corp. (a)	7,014	87,254
Pervasive Software, Inc. (a)	67,050	263,104
TALX Corp.	17,867	506,529
		1,578,407
TOTAL INFORMATION TECHNOLOGY		13,008,225
TELECOMMUNICATION SERVICES - 2.1%
Wireless Telecommunication Services - 2.1%
NII Holdings, Inc. (a)	40,347	1,786,162
Wireless Facilities, Inc. (a)	58,800	433,944
		2,220,106
TOTAL COMMON STOCKS (Cost $83,068,908)		94,852,398
Money Market Funds - 8.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.79% (b) (Cost $9,188,368)	9,188,368	$9,188,368
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $92,257,276)		104,040,766
NET OTHER ASSETS - 0.3%		351,538
NET ASSETS - 100%		$104,392,304
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information
At April 30, 2004, the fund had a capital loss carryforward of approximately $2,553,000 all of which will expire on April 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $92,257,276) - See accompanying schedule		$104,040,766
Receivable for investments sold		953,700
Receivable for fund shares sold		288,446
Dividends receivable		9,657
Interest receivable		12,519
Receivable from investment adviser for expense reductions		6,898
Other affiliated receivables		161
Other receivables		19,345
Total assets		105,331,492

Liabilities
Payable for investments purchased	$702,307
Payable for fund shares redeemed	129,614
Accrued management fee	51,771
Other affiliated payables	36,978
Other payables and accrued expenses	18,518
Total liabilities		939,188

Net Assets		$104,392,304
Net Assets consist of:
Paid in capital		$95,443,187
Accumulated net investment loss		(267,754)
Accumulated undistributed net realized gain (loss) on investments		(2,566,619)
Net unrealized appreciation (depreciation) on investments		11,783,490
Net Assets, for 7,413,193 shares outstanding		$104,392,304
Net Asset Value, offering price and redemption price per share ($104,392,304 ÷ 7,413,193 shares)		$14.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2004 (Unaudited)

Investment Income
Dividends		$154,573
Interest		59,765
Security lending		442
Total income		214,780

Expenses
Management fee Basic fee	$348,431
Performance adjustment	(17,028)
Transfer agent fees	193,086
Accounting and security lending fees	18,017
Non-interested trustees' compensation	268
Custodian fees and expenses	11,658
Registration fees	20,826
Audit	16,222
Legal	1,410
Miscellaneous	417
Total expenses before reductions	593,307
Expense reductions	(110,773)	482,534
Net investment income (loss)		(267,754)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		220,622
Change in net unrealized appreciation (depreciation) on investment securities		(483,457)
Net gain (loss)		(262,835)
Net increase (decrease) in net assets resulting from operations		$(530,589)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2004 (Unaudited)	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(267,754)	$(453,496)
Net realized gain (loss)	220,622	11,148,724
Change in net unrealized appreciation (depreciation)	(483,457)	9,324,278
Net increase (decrease) in net assets resulting from operations	(530,589)	20,019,506
Share transactions Proceeds from sales of shares	22,572,500	37,263,423
Cost of shares redeemed	(9,445,932)	(16,992,834)
Net increase (decrease) in net assets resulting from share transactions	13,126,568	20,270,589
Redemption fees	19,658	17,162
Total increase (decrease) in net assets	12,615,637	40,307,257

Net Assets
Beginning of period	91,776,667	51,469,410
End of period (including accumulated net investment loss of $267,754 and $0, respectively)	$104,392,304	$91,776,667
Other Information Shares
Sold	1,620,014	2,818,113
Redeemed	(681,092)	(1,311,855)
Net increase (decrease)	938,922	1,506,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$14.18	$10.36	$13.95	$11.41	$10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.08)	(.05)	(.06)	(.01)
Net realized and unrealized gain (loss)	(.06)	3.90	(3.26)	2.63	1.40
Total from investment operations	(.10)	3.82	(3.31)	2.57	1.39
Distributions from net realized gain	-	-	(.29)	(.06)	-
Redemption fees added to paid in capital D	- G	- G	.01	.03	.02
Net asset value, end of period	$14.08	$14.18	$10.36	$13.95	$11.41
Total Return B,C	(.71)%	36.87%	(24.06)%	22.87%	14.10%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.23% A	1.45%	1.71%	1.91%	7.54% A
Expenses net of voluntary waivers, if any	1.05% A	1.05%	1.05%	1.05%	1.05% A
Expenses net of all reductions	1.00% A	.99%	.86%	.92%	.93% A
Net investment income (loss)	(.56)% A	(.63)%	(.49)%	(.48)%	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$104,392	$91,777	$51,469	$57,579	$5,708
Portfolio turnover rate	121% A	151%	242%	338%	820%A

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EFor the period September 26, 2000 (commencement of operations) to April 30, 2001.

FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Retirement Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$13,928,974
Unrealized depreciation	(2,409,851)
Net unrealized appreciation (depreciation)	$11,519,123
Cost for federal income tax purposes	$92,521,643

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $62,163,156 and $53,788,995, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .40% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $60,626 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,943 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded 1.05% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $88,850.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $21,747 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $19 and $157, respectively.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	12,221,814,216.15	73.238
Against	3,155,449,238.56	18.908
Abstain	587,539,807.37	3.521
Broker Non-Votes	723,047,068.58	4.333
TOTAL	16,687,850,330.66	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	15,841,707,644.41	94.930
Withheld	846,142,686.25	5.070
TOTAL	16,687,850,330.66	100.000
Ralph F. Cox
Affirmative	15,797,852,227.84	94.667
Withheld	889,998,102.82	5.333
TOTAL	16,687,850,330.66	100.000
Laura B. Cronin
Affirmative	15,839,639,342.73	94.917
Withheld	848,210,987.93	5.083
TOTAL	16,687,850,330.66	100.000
Dennis J. Dirks B
Affirmative	15,848,904,973.82	94.973
Withheld	838,945,356.84	5.027
TOTAL	16,687,850,330.66	100.000
	# of Votes	% of Votes
Robert M. Gates
Affirmative	15,823,470,035.51	94.820
Withheld	864,380,295.15	5.180
TOTAL	16,687,850,330.66	100.000
George H. Heilmeier
Affirmative	15,839,665,226.61	94.917
Withheld	848,185,104.05	5.083
TOTAL	16,687,850,330.66	100.000
Abigail P. Johnson
Affirmative	15,781,077,913.19	94.566
Withheld	906,772,417.47	5.434
TOTAL	16,687,850,330.66	100.000
Edward C. Johnson 3d
Affirmative	15,754,759,829.98	94.409
Withheld	933,090,500.68	5.591
TOTAL	16,687,850,330.66	100.000
Donald J. Kirk
Affirmative	15,813,230,768.50	94.759
Withheld	874,619,562.16	5.241
TOTAL	16,687,850,330.66	100.000
Marie L. Knowles
Affirmative	15,851,883,968.67	94.991
Withheld	835,966,361.99	5.009
TOTAL	16,687,850,330.66	100.000
Ned C. Lautenbach
Affirmative	15,854,530,564.20	95.006
Withheld	833,319,766.46	4.994
TOTAL	16,687,850,330.66	100.000
Marvin L. Mann
Affirmative	15,816,737,319.52	94.780
Withheld	871,113,011.14	5.220
TOTAL	16,687,850,330.66	100.000
	# of Votes	% of Votes
William O. McCoy
Affirmative	15,823,167,179.17	94.818
Withheld	864,683,151.49	5.182
TOTAL	16,687,850,330.66	100.000
Robert L. Reynolds
Affirmative	15,845,001,714.22	94.949
Withheld	842,848,616.44	5.051
TOTAL	16,687,850,330.66	100.000
Cornelia M. Small B
Affirmative	15,840,247,943.36	94.921
Withheld	847,602,387.30	5.079
TOTAL	16,687,850,330.66	100.000
William S. Stavropoulos
Affirmative	15,830,742,293.62	94.864
Withheld	857,108,037.04	5.136
TOTAL	16,687,850,330.66	100.000
ADenotes trust-wide proposals and voting results. BEffective January 1, 2005.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SMR-USAN-1204
1.784865.101

Fidelity®

Small Cap Stock

Fund

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Actual	$1,000.00	$1,033.30	$5.64
Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.39	$5.61

* Expenses are equal to the Fund's annualized expense ratio of 1.10%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Ingram Micro, Inc. Class A	3.3	2.8
American Healthways, Inc.	2.7	2.3
Foot Locker, Inc.	2.3	0.8
Priority Healthcare Corp. Class B	2.1	2.4
Tech Data Corp.	1.6	1.5
The Pep Boys - Manny, Moe & Jack	1.5	1.1
Navistar International Corp.	1.4	1.5
EGL, Inc.	1.3	0.0
Timken Co.	1.2	1.3
Wabash National Corp.	1.2	1.3
	18.6
Top Five Market Sectors as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	22.0	23.6
Health Care	19.5	23.2
Consumer Discretionary	17.2	13.4
Information Technology	15.9	16.0
Financials	5.6	5.6
Asset Allocation (% of fund's net assets)
As of October 31, 2004 *		As of April 30, 2004 **
	Stocks84.3%		Stocks93.2%
	Convertible Securities0.1%		Convertible Securities0.4%
	Short-Term Investments and Net Other Assets15.6%		Short-Term Investments and Net Other Assets6.4%
*Foreign investments	13.1%	**Foreign investments	19.8%

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.2%
Auto Components - 0.5%
Amerigon, Inc. (a)(e)	1,099,424	$3,485
Midas, Inc. (a)(e)	815,500	15,437
		18,922
Hotels, Restaurants & Leisure - 2.0%
Ambassadors Group, Inc.	33,517	1,047
Domino's Pizza UK & IRL PLC (e)	2,705,830	10,243
Famous Dave's of America, Inc. (a)(e)	1,210,958	9,739
Friendly Ice Cream Corp. (a)	324,500	2,904
LA Fitness PLC	1,409,423	5,297
London Clubs International PLC (a)	4,658,950	9,974
Paddy Power PLC	800,000	10,637
Six Flags, Inc. (a)	2,361,400	11,901
Ultimate Leisure Group PLC (e)	1,906,505	13,050
		74,792
Household Durables - 0.6%
Interface, Inc. Class A (a)	1,301,066	11,306
Maytag Corp.	524,500	9,126
		20,432
Internet & Catalog Retail - 0.1%
Collegiate Pacific, Inc. (e)	522,100	5,534
Leisure Equipment & Products - 0.4%
JAKKS Pacific, Inc. (a)(d)	853,722	13,455
Media - 4.4%
4Kids Entertainment, Inc. (a)(d)	241,900	4,424
ADVO, Inc.	86,000	2,748
Antena 3 Television SA (a)	200,000	12,887
Emmis Communications Corp. Class A (a)	1,677,337	31,366
Harris Interactive, Inc. (a)	1,618,100	11,003
Independent News & Media PLC (Ireland)	7,346,665	21,435
Maiden Group PLC	1,000,000	4,181
Modern Times Group AB (MTG) (B Shares) (a)	605,000	13,469
NRJ Group	250,000	5,196
Salem Communications Corp. Class A (a)	905,841	22,646
Sanctuary Group PLC	6,464,700	4,960
Spanish Broadcasting System, Inc. Class A (a)	1,196,233	12,106
Trader Classified Media NV (A Shares)	1,175,000	15,006
		161,427
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.5%
Saks, Inc.	779,600	$9,527
ShopKo Stores, Inc. (a)	498,300	8,591
		18,118
Specialty Retail - 6.9%
Big 5 Sporting Goods Corp.	684,700	17,385
Carphone Warehouse Group PLC	5,000,000	15,298
Fielmann AG	200,000	12,577
Foot Locker, Inc.	3,431,800	83,736
Kesa Electricals PLC	2,100,000	10,497
La Senza Corp. (sub. vtg.)	815,200	7,999
Peacock Group PLC	2,192,645	10,416
RONA, Inc. (a)	1,139,700	31,818
Select Comfort Corp. (a)	623,900	10,681
The Pep Boys - Manny, Moe & Jack (e)	3,828,530	54,442
		254,849
Textiles Apparel & Luxury Goods - 1.8%
Bijou Brigitte Modische Accessoires AG	130,000	15,322
Brown Shoe Co., Inc.	242,800	6,628
K-Swiss, Inc. Class A	550,000	13,750
Oxford Industries, Inc.	199,100	7,385
Perry Ellis International, Inc. (a)	315,600	6,785
Skechers U.S.A., Inc. Class A (a)	474,400	5,237
Steven Madden Ltd. (a)	376,000	6,020
Warnaco Group, Inc. (a)	300,700	6,134
		67,261
TOTAL CONSUMER DISCRETIONARY		634,790
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.2%
Nash-Finch Co.	141,000	4,351
United Natural Foods, Inc. (a)	39,878	1,084
		5,435
Food Products - 0.6%
Barry Callebaut AG	40,000	7,706
Dean Foods Co. (a)	293,555	8,763
Glanbia PLC	2,250,000	7,054
		23,523
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 0.5%
Hengan International Group Co. Ltd.	4,378,000	$2,334
NBTY, Inc. (a)	625,000	17,213
		19,547
TOTAL CONSUMER STAPLES		48,505
ENERGY - 0.7%
Energy Equipment & Services - 0.3%
CHC Helicopter Corp. Class A (sub. vtg.)	345,730	12,976
Oil & Gas - 0.4%
Holly Corp.	550,800	13,522
TOTAL ENERGY		26,498
FINANCIALS - 5.6%
Commercial Banks - 3.0%
Boston Private Financial Holdings, Inc.	349,763	8,583
Cathay General Bancorp	501,986	19,778
Center Financial Corp., California	438,823	8,621
East West Bancorp, Inc.	13,826	554
Hanmi Financial Corp.	290,558	8,827
PrivateBancorp, Inc.	231,500	7,489
Silicon Valley Bancshares (a)	495,000	19,805
Texas Capital Bancshares, Inc. (a)	506,998	10,023
UCBH Holdings, Inc.	315,147	13,580
Wintrust Financial Corp.	226,250	12,896
		110,156
Insurance - 2.1%
Endurance Specialty Holdings Ltd.	223,800	7,419
Hilb Rogal & Hobbs Co.	400,300	12,690
Montpelier Re Holdings Ltd.	244,000	9,094
Navigators Group, Inc. (a)	273,017	8,051
Penn-America Group, Inc. (e)	836,500	12,280
Reinsurance Group of America, Inc.	271,400	11,692
Scottish Re Group Ltd.	95,200	2,142
USI Holdings Corp. (a)	1,273,869	12,376
		75,744
Real Estate - 0.2%
InnVest Real Estate Investment Trust	996,500	8,968
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
W Holding Co., Inc.	648,300	$12,960
TOTAL FINANCIALS		207,828
HEALTH CARE - 19.4%
Biotechnology - 2.0%
Alkermes, Inc. (a)	544,000	6,729
CSL Ltd.	534,466	11,525
Global Bio-Chem Technology Group Co. Ltd.	14,000,000	10,972
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,750,000	121
ImmunoGen, Inc. (a)	1,376,400	7,309
Pharmion Corp.	547,400	25,153
Serologicals Corp. (a)	535,543	12,666
		74,475
Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. (a)	952,000	9,877
Axis Shield PLC (a)	149,025	550
Cholestech Corp. (a)(e)	1,155,700	9,269
Cytyc Corp. (a)	163,000	4,253
DJ Orthopedics, Inc. (a)(e)	1,577,300	26,893
Given Imaging Ltd. (a)(d)	317,900	10,252
Illumina, Inc. (a)	269,382	1,738
Nutraceutical International Corp. (a)	494,100	7,659
ResMed, Inc. (a)	566,550	26,628
Respironics, Inc. (a)	196,675	10,048
Synovis Life Technologies, Inc. (a)	261,000	2,761
		109,928
Health Care Providers & Services - 13.5%
Accredo Health, Inc. (a)	635,706	14,640
Air Methods Corp. (a)(e)	800,651	6,117
American Healthways, Inc. (a)(d)(e)	3,256,300	98,275
AMERIGROUP Corp. (a)	562,943	33,777
Cerner Corp. (a)(d)	896,644	40,483
CML Healthcare Income Fund	1,325,000	13,078
Covance, Inc. (a)	437,100	17,362
DaVita, Inc. (a)	18,400	545
Hanger Orthopedic Group, Inc. (a)(e)	1,244,400	8,026
Mariner Health Care, Inc. (a)(e)	1,324,300	38,537
Molina Healthcare, Inc. (a)	685,900	25,255
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patientline PLC (a)	1,359,151	$2,947
Pediatrix Medical Group, Inc. (a)	374,600	21,071
Per-Se Technologies, Inc. (a)(e)	2,460,000	35,891
Pharmaceutical Product Development, Inc. (a)	480,700	20,300
Priority Healthcare Corp. Class B (a)(e)	4,362,574	78,788
PSS World Medical, Inc. (a)	1,900,000	21,404
Renal Care Group, Inc. (a)	355,500	11,220
Sunrise Senior Living, Inc. (a)(d)	205,400	7,828
		495,544
Pharmaceuticals - 0.9%
Connetics Corp. (a)	550,000	14,784
Guilford Pharmaceuticals, Inc. (a)	1,671,000	7,553
InKine Pharmaceutical, Inc. (a)	286,750	1,563
MGI Pharma, Inc. (a)	349,600	9,324
		33,224
TOTAL HEALTH CARE		713,171
INDUSTRIALS - 22.0%
Aerospace & Defense - 1.6%
AAR Corp. (a)	1,045,300	12,282
BE Aerospace, Inc. (a)	2,250,411	19,309
CAE, Inc.	3,095,000	12,681
DRS Technologies, Inc. (a)	44,200	1,601
Ducommun, Inc. (a)	19,200	453
EDO Corp.	490,700	13,730
		60,056
Air Freight & Logistics - 3.0%
CNF, Inc.	174,765	7,651
Dynamex, Inc. (a)(e)	817,500	16,922
EGL, Inc. (a)	1,559,929	49,887
Hub Group, Inc. Class A (a)	295,043	11,867
Pacer International, Inc. (a)	749,451	13,303
Ryder System, Inc.	220,000	11,022
		110,652
Airlines - 0.2%
Frontier Airlines, Inc. (a)	973,750	8,141
Building Products - 0.1%
Quixote Corp.	273,208	4,911
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 5.1%
Asset Acceptance Capital Corp.	446,157	$8,131
Bacou Dalloz	100,000	7,710
Bright Horizons Family Solutions, Inc. (a)	15,979	1,011
CDI Corp.	325,300	5,367
Central Parking Corp.	117,300	1,589
Cenveo, Inc. (a)	2,244,400	7,025
Consolidated Graphics, Inc. (a)	134,400	5,739
Datamonitor PLC (e)	5,562,195	11,601
EVCI Career Colleges, Inc. (a)(e)	1,195,800	9,363
Exponent, Inc. (a)	51,433	1,389
G&K Services, Inc. Class A	676,198	26,568
Kforce, Inc. (a)	553,500	5,862
Labor Ready, Inc. (a)(e)	2,864,860	41,111
Medialink Worldwide, Inc. (a)(e)	567,100	1,837
Portfolio Recovery Associates, Inc. (a)(d)	199,905	6,741
RemedyTemp, Inc. Class A (a)	289,877	2,783
Standard Parking Corp.	23,927	308
United Rentals, Inc. (a)	1,660,760	25,659
United Stationers, Inc. (a)	428,448	19,066
		188,860
Construction & Engineering - 1.9%
EMCOR Group, Inc. (a)	228,300	9,034
Granite Construction, Inc.	859,400	20,866
Hochtief AG	500,000	13,309
Perini Corp. (a)	599,600	9,474
URS Corp. (a)	666,100	18,384
		71,067
Electrical Equipment - 2.0%
A.O. Smith Corp. (e)	1,226,900	32,562
Acuity Brands, Inc.	399,500	10,599
Baldor Electric Co.	388,100	9,093
Nexans SA	550,000	19,299
		71,553
Machinery - 6.4%
Astec Industries, Inc. (a)	250,000	3,623
Bucyrus International, Inc. Class A	95,060	2,852
IDEX Corp.	224,700	8,291
Kennametal, Inc.	135,480	6,304
Manitowoc Co., Inc.	1,049,500	37,047
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	1,526,200	$52,730
Timken Co.	1,908,500	45,804
Wabash National Corp. (a)(e)	1,787,500	43,937
Wabtec Corp.	1,211,100	24,549
Zenon Environmental, Inc. (a)	559,500	10,061
		235,198
Road & Rail - 1.4%
Celadon Group, Inc. (a)	419,678	8,163
Landstar System, Inc. (a)	116,283	7,900
SCS Transportation, Inc. (a)	587,290	10,612
Yellow Roadway Corp. (a)(d)	504,347	24,204
		50,879
Trading Companies & Distributors - 0.3%
MSC Industrial Direct Co., Inc. Class A	274,500	9,371
TOTAL INDUSTRIALS		810,688
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 0.6%
Alvarion Ltd. (a)	999,500	13,393
COM DEV International Ltd. (a)(d)(e)	3,193,700	6,713
Proxim Corp. Class A (a)	207,994	1,027
		21,133
Computers & Peripherals - 1.1%
ActivCard Corp. (a)	408,981	3,268
Applied Films Corp. (a)	295,266	6,847
Electronics for Imaging, Inc. (a)	418,449	7,549
Hutchinson Technology, Inc. (a)	447,000	15,024
UNOVA, Inc. (a)	570,231	8,753
		41,441
Electronic Equipment & Instruments - 7.3%
Arrow Electronics, Inc. (a)	1,754,100	42,028
Avnet, Inc. (a)	750,300	12,725
Bell Microproducts, Inc. (a)(e)	1,982,354	17,405
Ingram Micro, Inc. Class A (a)	6,948,300	119,855
Kingboard Chemical Holdings Ltd.	1,879,000	3,935
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	187,900	87
Nippon Chemi-con Corp.	1,300,000	6,363
PC Connection, Inc. (a)	226,057	1,671
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
SYNNEX Corp.	300,700	$5,933
Tech Data Corp. (a)	1,423,900	57,511
		267,513
Internet Software & Services - 0.4%
Digital River, Inc. (a)	118,049	3,931
j2 Global Communications, Inc. (a)(d)	304,100	9,169
		13,100
IT Services - 2.0%
BearingPoint, Inc. (a)	1,749,400	15,220
Computer Horizons Corp. (a)(e)	3,027,142	11,322
Inforte Corp. (a)(e)	1,050,852	7,093
Intelligroup, Inc. (a)(e)	1,716,397	1,665
Lionbridge Technologies, Inc. (a)(e)	2,894,180	13,574
The BISYS Group, Inc. (a)	550,000	8,030
Tyler Technologies, Inc. (a)	2,054,610	17,916
Unilog SA	2,499	152
		74,972
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc. (a)	1,294,900	12,768
Catalyst Semiconductor, Inc. (a)	848,200	5,081
Cohu, Inc.	120,600	1,891
Credence Systems Corp. (a)	657,500	4,964
Fairchild Semiconductor International, Inc. (a)	550,200	7,906
FormFactor, Inc. (a)	650,023	15,243
Intersil Corp. Class A	500,000	8,160
Kontron AG (a)	1,000,000	9,150
Shinko Electric Industries Co.Ltd.	222,600	6,436
Trident Microsystems, Inc. (a)	1,030,864	13,597
Varian Semiconductor Equipment Associates, Inc. (a)	250,000	8,653
		93,849
Software - 2.0%
Bottomline Technologies, Inc. (a)(e)	1,501,818	14,913
Concur Technologies, Inc. (a)	804,080	8,366
DATATRAK International, Inc. (a)(e)	570,345	6,274
Moldflow Corp. (a)	377,789	4,700
NCsoft Corp. (a)	155,000	14,815
Pegasystems, Inc. (a)	125,488	930
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Plato Learning, Inc. (a)(e)	2,193,294	$19,531
Visual Networks, Inc. (a)	1,123,604	3,315
		72,844
TOTAL INFORMATION TECHNOLOGY		584,852
MATERIALS - 1.8%
Chemicals - 0.5%
K&S AG	175,000	7,314
Olin Corp.	279,286	5,223
PolyOne Corp. (a)	540,300	4,090
		16,627
Construction Materials - 0.3%
Eagle Materials, Inc.	17,100	1,182
Martin Marietta Materials, Inc.	121,000	5,509
U.S. Concrete, Inc. (a)	836,241	5,854
		12,545
Containers & Packaging - 1.0%
Caraustar Industries, Inc. (a)	476,227	7,081
Owens-Illinois, Inc. (a)	735,208	13,623
Packaging Corp. of America	735,700	16,134
		36,838
TOTAL MATERIALS		66,010
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	852,900	14,661
Crown Castle International Corp. (a)	9,870	151
		14,812
TOTAL COMMON STOCKS (Cost $2,765,375)		3,107,154
Preferred Stocks - 0.1%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Lifelink Monitoring Corp. Series A (f)	1,421,380	$0
Health Care Providers & Services - 0.1%
Lifemasters Supported Selfcare, Inc. Series F (f)	461,818	5,100
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (f)	43,000	151
TOTAL PREFERRED STOCKS (Cost $11,348)		5,251
Money Market Funds - 17.1%

Fidelity Cash Central Fund, 1.79% (b)	576,111,600	576,112
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	52,513,575	52,514
TOTAL MONEY MARKET FUNDS (Cost $628,626)		628,626
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $3,405,349)		3,741,031
NET OTHER ASSETS - (1.5)%		(56,227)
NET ASSETS - 100%		$3,684,804
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c)Includes investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,251,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneprot, Inc. Series A	7/7/00	$237
Lifelink Monitoring Corp. Series A	11/28/00 - 11/14/02	$6,012
Lifemasters Supported Selfcare, Inc. Series F	6/24/02	$5,100
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.9%
Canada	2.8%
United Kingdom	2.6%
Germany	1.6%
Ireland	1.1%
Others (individually less than 1%)	5.0%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A.O. Smith Corp.	$11,984	$20,597	$-	$260	$32,562
Accredo Health, Inc.	120,020	27,997	82,895	-	-
Air Methods Corp.	1,948	4,998	441	-	6,117
American Healthways, Inc.	76,850	1,828	-	-	98,275
Amerigon, Inc.	-	5,593	-	-	3,485
BE Aerospace, Inc.	21,744	11,698	20,256	-	-
Bell Microproducts, Inc.	12,925	-	-	-	17,405
Bottomline Technologies, Inc.	12,351	1,526	-	-	14,913
Celadon Group, Inc.	6,510	434	-	-	-
Centene Corp.	49,272	-	62,156	-	-
Cenveo, Inc.	11,114	-	1,607	-	-
Cholestech Corp.	3,030	7,223	-	-	9,269
Collegiate Pacific, Inc.	-	5,051	-	11	5,534
COM DEV International Ltd.	5,658	-	-	-	6,713
Computer Horizons Corp.	-	11,723	-	-	11,322
Datamonitor PLC	-	12,883	-	83	11,601
DATATRAK International, Inc.	717	5,989	-	-	6,274
DigitalThink, Inc.	10,522	-	10,435	194	-
DJ Orthopedics, Inc.	11,506	20,042	-	-	26,893
Domino's Pizza UK & IRL PLC	9,829	55	-	109	10,243
Dynamex, Inc.	5,950	5,286	328	-	16,922
EVCI Career Colleges, Inc.	-	13,187	-	-	9,363
Famous Dave's of America, Inc.	9,506	-	-	-	9,739
Hanger Orthopedic Group, Inc.	15,866	3,495	-	-	8,026
IMPAC Medical Systems, Inc.	17,193	1,951	9,947	-	-
Inforte Corp.	1,241	8,937	-	-	7,093
Ingram Micro, Inc. Class A	94,280	23,613	42,783	-	-
Intelligroup, Inc.	-	7,815	-	-	1,665
LA Fitness PLC	805	8,290	3,697	2	-
Labor Ready, Inc.	35,784	4,441	5,273	-	41,111
Lionbridge Technologies, Inc.	-	14,413	-	-	13,574
Mariner Health Care, Inc.	13,514	14,770	-	-	38,537
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Medialink Worldwide, Inc.	$2,353	$-	$-	$-	$1,837
Midas, Inc.	23,948	1,685	9,662	-	15,437
Pemstar, Inc.	10,031	-	7,963	-	-
Penn-America Group, Inc.	6,503	6,577	2,866	103	12,280
Per-Se Technologies, Inc.	6,542	24,802	-	-	35,891
Phoenix Technologies Ltd.	9,231	-	8,673	-	-
Plato Learning, Inc.	10,375	12,927	4,116	-	19,531
Priority Healthcare Corp. Class B	78,397	22,272	11,414	-	78,788
SCS Transportation, Inc.	13,723	10,745	9,901	-	-
The Pep Boys - Manny, Moe & Jack	36,060	56,650	12,297	278	54,442
Ultimate Leisure Group PLC	-	11,215	-	151	13,050
Vastera, Inc.	10,196	-	5,121	-	-
Wabash National Corp.	43,250	9,351	7,761	-	43,937
Total	$810,728	$400,059	$319,592	$1,191	$681,829

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,213) (cost $3,405,349) - See accompanying schedule		$3,741,031
Cash		24
Foreign currency held at value (cost $282)		282
Receivable for investments sold		54,966
Receivable for fund shares sold		5,002
Dividends receivable		1,541
Interest receivable		807
Other affiliated receivables		3
Other receivables		837
Total assets		3,804,493

Liabilities
Payable for investments purchased	$57,087
Payable for fund shares redeemed	6,838
Accrued management fee	2,354
Other affiliated payables	804
Other payables and accrued expenses	92
Collateral on securities loaned, at value	52,514
Total liabilities		119,689

Net Assets		$3,684,804
Net Assets consist of:
Paid in capital		$3,235,665
Accumulated net investment loss		(4,609)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		118,012
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		335,736
Net Assets, for 215,732 shares outstanding		$3,684,804
Net Asset Value, offering price and redemption price per share ($3,684,804 ÷ 215,732 shares)		$17.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)

Investment Income
Dividends (including $1,191 received from affiliated issuers)		$10,153
Interest		1,814
Security lending		375
Total income		12,342

Expenses
Management fee Basic fee	$12,589
Performance adjustment	1,441
Transfer agent fees	4,226
Accounting and security lending fees	490
Non-interested trustees' compensation	10
Custodian fees and expenses	172
Registration fees	89
Audit	25
Legal	5
Miscellaneous	13
Total expenses before reductions	19,060
Expense reductions	(1,039)	18,021
Net investment income (loss)		(5,679)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $(27,899) from affiliated issuers)	141,115
Foreign currency transactions	73
Total net realized gain (loss)		141,188
Change in net unrealized appreciation (depreciation) on: Investment securities	(24,196)
Assets and liabilities in foreign currencies	62
Total change in net unrealized appreciation (depreciation)		(24,134)
Net gain (loss)		117,054
Net increase (decrease) in net assets resulting from operations		$111,375

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,679)	$(7,765)
Net realized gain (loss)	141,188	345,548
Change in net unrealized appreciation (depreciation)	(24,134)	347,574
Net increase (decrease) in net assets resulting from operations	111,375	685,357
Distributions to shareholders from net realized gain	(144,224)	(9,918)
Share transactions Proceeds from sales of shares	677,737	1,786,835
Reinvestment of distributions	139,259	9,514
Cost of shares redeemed	(419,034)	(566,317)
Net increase (decrease) in net assets resulting from share transactions	397,962	1,230,032
Redemption fees	605	1,079
Total increase (decrease) in net assets	365,718	1,906,550

Net Assets
Beginning of period	3,319,086	1,412,536
End of period (including accumulated net investment loss of $4,609 and undistributed net investment income of $1,070, respectively)	$3,684,804	$3,319,086
Other Information Shares
Sold	40,265	107,739
Issued in reinvestment of distributions	8,324	580
Redeemed	(25,178)	(35,052)
Net increase (decrease)	23,411	73,267

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$17.26	$11.86	$15.11	$13.16	$13.74	$9.46
Income from Investment Operations
Net investment income (loss)D	(.03)	(.05)E	.01	.03	.05	-G
Net realized and unrealized gain (loss)	.59	5.51	(2.98)	1.91	.02	4.22
Total from investment operations	.56	5.46	(2.97)	1.94	.07	4.22
Distributions from net investment income	-	-	-	(.02)	(.04)	-
Distributions from net realized gain	(.74)	(.07)	(.31)	-	(.49)	-
Distributions in excess of net realized gain	-	-	-	-	(.16)	-
Total distributions	(.74)	(.07)	(.31)	(.02)	(.69)	-
Redemption fees added to paid in capitalD	-G	.01	.03	.03	.04	.06
Net asset value, end of period	$17.08	$17.26	$11.86	$15.11	$13.16	$13.74
Total ReturnB,C	3.33%	46.15%	(19.78)%	14.98%	.78%	45.24%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.10%A	1.13%	1.20%	1.12%	1.10%	1.17%
Expenses net of voluntary waivers, if any	1.10%A	1.13%	1.20%	1.12%	1.10%	1.17%
Expenses net of all reductions	1.04%A	1.08%	1.10%	1.07%	1.05%	1.13%
Net investment income (loss)	(.33)%A	(.34)%	.05%	.24%	.36%	(.01)%
Supplemental Data
Net assets, end of period (in millions)	$3,685	$3,319	$1,413	$1,754	$1,163	$967
Portfolio turnover rate	111%A	96%	116%	132%	126%	120%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EInvestment income per share reflects a special dividend which amounted to $.01 per share.

FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Small Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, non-taxable dividends, and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - contined

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$501,655
Unrealized depreciation	(191,865)
Net unrealized appreciation (depreciation)	$309,790
Cost for federal income tax purposes	$3,431,241

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,804,804 and $1,915,975, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .81% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,713 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $286 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,026 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $6 and $7, respectively.

Semiannual Report

Distributions

The Board of Trustees of Fidelity Small Cap Stock voted to pay on December 6, 2004, to shareholders of record at the opening of business on December 3, 2004, a distribution of $.59 per share derived from capital gains realized from sales of portfolio securities.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 17, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	12,221,814,216.15	73.238
Against	3,155,449,238.56	18.908
Abstain	587,539,807.37	3.521
Broker Non-Votes	723,047,068.58	4.333
TOTAL	16,687,850,330.66	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	15,841,707,644.41	94.930
Withheld	846,142,686.25	5.070
TOTAL	16,687,850,330.66	100.000
Ralph F. Cox
Affirmative	15,797,852,227.84	94.667
Withheld	889,998,102.82	5.333
TOTAL	16,687,850,330.66	100.000
Laura B. Cronin
Affirmative	15,839,639,342.73	94.917
Withheld	848,210,987.93	5.083
TOTAL	16,687,850,330.66	100.000
Dennis J. Dirks B
Affirmative	15,848,904,973.82	94.973
Withheld	838,945,356.84	5.027
TOTAL	16,687,850,330.66	100.000
	# of Votes	% of Votes
Robert M. Gates
Affirmative	15,823,470,035.51	94.820
Withheld	864,380,295.15	5.180
TOTAL	16,687,850,330.66	100.000
George H. Heilmeier
Affirmative	15,839,665,226.61	94.917
Withheld	848,185,104.05	5.083
TOTAL	16,687,850,330.66	100.000
Abigail P. Johnson
Affirmative	15,781,077,913.19	94.566
Withheld	906,772,417.47	5.434
TOTAL	16,687,850,330.66	100.000
Edward C. Johnson 3d
Affirmative	15,754,759,829.98	94.409
Withheld	933,090,500.68	5.591
TOTAL	16,687,850,330.66	100.000
Donald J. Kirk
Affirmative	15,813,230,768.50	94.759
Withheld	874,619,562.16	5.241
TOTAL	16,687,850,330.66	100.000
Marie L. Knowles
Affirmative	15,851,883,968.67	94.991
Withheld	835,966,361.99	5.009
TOTAL	16,687,850,330.66	100.000
Ned C. Lautenbach
Affirmative	15,854,530,564.20	95.006
Withheld	833,319,766.46	4.994
TOTAL	16,687,850,330.66	100.000
Marvin L. Mann
Affirmative	15,816,737,319.52	94.780
Withheld	871,113,011.14	5.220
TOTAL	16,687,850,330.66	100.000
	# of Votes	% of Votes
William O. McCoy
Affirmative	15,823,167,179.17	94.818
Withheld	864,683,151.49	5.182
TOTAL	16,687,850,330.66	100.000
Robert L. Reynolds
Affirmative	15,845,001,714.22	94.949
Withheld	842,848,616.44	5.051
TOTAL	16,687,850,330.66	100.000
Cornelia M. Small B
Affirmative	15,840,247,943.36	94.921
Withheld	847,602,387.30	5.079
TOTAL	16,687,850,330.66	100.000
William S. Stavropoulos
Affirmative	15,830,742,293.62	94.864
Withheld	857,108,037.04	5.136
TOTAL	16,687,850,330.66	100.000
ADenotes trust-wide proposals and voting results. BEffective January 1, 2005.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

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Discovery Fund

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Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance1-800-544-6666

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SLCX-UANN-1204
1.784863.101

Item 1. Reports to Stockholders

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 10, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 10, 2004